UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 18.4%
Consumer, Non-cyclical - 5.7%
Johnson & Johnson	9,388	$1,169,275
Pfizer, Inc.	26,175	895,447
Merck & Company, Inc.	13,064	830,087
UnitedHealth Group, Inc.	4,714	773,143
Medtronic plc	8,399	676,623
Amgen, Inc.	4,101	672,852
AbbVie, Inc.	10,323	672,647
Gilead Sciences, Inc.	9,450	641,844
Allergan plc	2,679	640,067
Biogen, Inc.*	1,993	544,926
Becton Dickinson and Co.	2,898	531,609
Kroger Co.	17,564	517,962
General Mills, Inc.	8,646	510,201
Sysco Corp.	9,677	502,430
Express Scripts Holding Co.*	7,348	484,307
Eli Lilly & Co.	5,414	455,372
Kimberly-Clark Corp.	3,445	453,465
HCA Holdings, Inc.*	4,372	389,064
Kellogg Co.	5,343	387,955
McKesson Corp.	2,579	382,362
Abbott Laboratories	4,319	191,807
Archer-Daniels-Midland Co.	2,987	137,521
Zimmer Biomet Holdings, Inc.	1,123	137,130
Cardinal Health, Inc.	1,614	131,622
Procter & Gamble Co.	1,419	127,497
Aetna, Inc.	933	119,004
Anthem, Inc.	703	116,262
Total Consumer, Non-cyclical		13,092,481
Financial - 2.8%
JPMorgan Chase & Co.	12,634	1,109,770
Citigroup, Inc.	13,451	804,638
Bank of New York Mellon Corp.	11,515	543,853
Prudential Financial, Inc.	4,940	527,000
Travelers Cos., Inc.	4,253	512,657
Aflac, Inc.	7,077	512,516
State Street Corp.	6,417	510,857
Allstate Corp.	6,213	506,297
Synchrony Financial	10,379	356,000
Capital One Financial Corp.	3,477	301,317
Berkshire Hathaway, Inc. — Class B*	1,595	265,855
Host Hotels & Resorts, Inc.	7,517	140,267
Equity Residential	2,140	133,151
Wells Fargo & Co.	2,277	126,738
Chubb Ltd.	924	125,895
Bank of America Corp.	5,218	123,093
Total Financial		6,599,904
Technology - 2.7%
Apple, Inc.	13,866	1,991,990
International Business Machines Corp.	4,438	772,834
Oracle Corp.	16,907	754,221
Microsoft Corp.	10,113	666,042
HP, Inc.	29,171	521,577
Fidelity National Information Services, Inc.	6,036	480,586
Intel Corp.	10,536	380,034
Micron Technology, Inc.*	10,360	299,404
QUALCOMM, Inc.	3,619	207,513
Broadcom Ltd.	758	165,972
Hewlett Packard Enterprise Co.	4,649	110,181
Total Technology		6,350,354
Communications - 1.9%
Verizon Communications, Inc.	17,889	872,090
Cisco Systems, Inc.	24,016	811,741
Comcast Corp. — Class A	19,870	746,913
Alphabet, Inc. — Class C*	774	642,079
AT&T, Inc.	13,986	581,118
Amazon.com, Inc.*	332	294,331
Facebook, Inc. — Class A*	1,885	267,764
Twenty-First Century Fox, Inc. — Class A	4,371	141,577
Omnicom Group, Inc.	1,581	136,298
Total Communications		4,493,911
Consumer, Cyclical - 1.9%
CVS Health Corp.	10,132	795,361
Walgreens Boots Alliance, Inc.	7,076	587,662
Wal-Mart Stores, Inc.	7,654	551,700
Southwest Airlines Co.	9,827	528,300
Delta Air Lines, Inc.	11,272	518,061
Ford Motor Co.	43,932	511,368
General Motors Co.	12,638	446,880
Target Corp.	5,298	292,397
Dollar General Corp.	1,831	127,676
Total Consumer, Cyclical		4,359,405
Industrial - 1.5%
Boeing Co.	3,738	661,103
United Technologies Corp.	5,649	633,874
FedEx Corp.	2,849	555,982
Emerson Electric Co.	8,956	536,106
Eaton Corp. plc	7,185	532,767
Waste Management, Inc.	6,980	508,982
General Electric Co.	4,692	139,822
Total Industrial		3,568,636
Energy - 0.9%
Marathon Petroleum Corp.	10,040	507,421
Valero Energy Corp.	7,568	501,683
ConocoPhillips	8,531	425,441
Exxon Mobil Corp.	3,608	295,892
Anadarko Petroleum Corp.	2,757	170,934
Chevron Corp.	1,242	133,354
Total Energy		2,034,725
Utilities - 0.7%
American Electric Power Company, Inc.	7,818	524,822
PG&E Corp.	7,872	522,386
Exelon Corp.	14,510	522,070
NextEra Energy, Inc.	1,020	130,937
Total Utilities		1,700,215
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	5,759	525,163
Dow Chemical Co.	2,094	133,053
Total Basic Materials		658,216
Total Common Stocks
(Cost $39,791,537)		42,857,847

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 77.4%
Guggenheim Variable Insurance Strategy Fund III[1]	2,356,508	$59,077,652
Guggenheim Strategy Fund II1	2,308,028	57,700,688
Guggenheim Strategy Fund III[1]	1,452,584	36,329,116
Guggenheim Strategy Fund I1	1,074,177	26,908,142
Total Mutual Funds
(Cost $179,119,558)		180,015,598

SHORT-TERM INVESTMENTS† - 3.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[2]	8,520,209	8,520,209
Total Short-Term Investments
(Cost $8,520,209)		8,520,209
Total Investments - 99.5%
(Cost $227,431,304)		$231,393,654
Other Assets & Liabilities, net - 0.5%		1,256,353
Total Net Assets - 100.0%		$232,650,006

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,358,000)	20	$(6,824)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
UBS Swap October 2017 S&P 500 Index Swap 1.42%[3], Terminating 10/05/17 (Notional Value $186,749,389)	79,040	$(421,729)
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$42,857,847	$—	$—	$—	$—	$42,857,847
Mutual Funds	180,015,598	—	—	—	—	180,015,598
Short Term Investments	8,520,209	—	—	—	—	8,520,209
Total	$231,393,654	$—	$—	$—	$—	$231,393,654

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$6,824	$—	$—	$—	$6,824
Equity Index Swap Agreements	—	—	—	421,729	—	421,729
Total	$—	$6,824	$—	$421,729	$—	$428,553

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 27.6%
JPMorgan Chase & Co.	106,867	$9,387,198
Berkshire Hathaway, Inc. — Class B*	43,881	7,314,085
Bank of America Corp.	260,201	6,138,142
Citigroup, Inc.	99,234	5,936,178
Wells Fargo & Co.	91,802	5,109,699
BB&T Corp.	66,310	2,964,057
Unum Group	61,087	2,864,370
SunTrust Banks, Inc.	47,058	2,602,307
Zions Bancorporation	61,010	2,562,420
Charles Schwab Corp.	62,301	2,542,504
Assured Guaranty Ltd.	65,386	2,426,474
Piedmont Office Realty Trust, Inc. — Class A	105,881	2,263,736
T. Rowe Price Group, Inc.	30,433	2,074,009
American International Group, Inc.	31,871	1,989,707
Equity Residential	30,815	1,917,309
KeyCorp	102,606	1,824,335
E*TRADE Financial Corp.*	48,400	1,688,676
Morgan Stanley	35,168	1,506,597
Host Hotels & Resorts, Inc.	80,059	1,493,901
Allstate Corp.	17,615	1,435,446
Sun Communities, Inc.	15,384	1,235,797
Prudential Financial, Inc.	10,662	1,137,422
Regions Financial Corp.	77,187	1,121,527
Ally Financial, Inc.	51,831	1,053,724
Hanover Insurance Group, Inc.	9,654	869,439
Federated Investors, Inc. — Class B	29,732	783,141
Hartford Financial Services Group, Inc.	8,000	384,560
Total Financial		72,626,760
Consumer, Non-cyclical - 18.0%
Johnson & Johnson	54,930	6,841,531
Pfizer, Inc.	129,305	4,423,524
Merck & Company, Inc.	63,152	4,012,678
HCA Holdings, Inc.*	41,234	3,669,414
Procter & Gamble Co.	39,813	3,577,198
Bunge Ltd.	33,095	2,623,110
Zimmer Biomet Holdings, Inc.	21,050	2,570,416
Quest Diagnostics, Inc.	24,412	2,397,014
United Rentals, Inc.*	15,633	1,954,907
Tyson Foods, Inc. — Class A	30,664	1,892,276
Hormel Foods Corp.	53,142	1,840,307
Mondelez International, Inc. — Class A	35,157	1,514,563
Akorn, Inc.*	58,901	1,418,336
Hershey Co.	12,928	1,412,384
DaVita, Inc.*	20,476	1,391,754
UnitedHealth Group, Inc.	8,407	1,378,832
Dr Pepper Snapple Group, Inc.	12,227	1,197,268
Medtronic plc	13,805	1,112,131
Philip Morris International, Inc.	6,476	731,140
Ingredion, Inc.	5,513	663,931
AmerisourceBergen Corp. — Class A	7,459	660,122
Total Consumer, Non-cyclical		47,282,836
Industrial - 13.0%
General Electric Co.	99,292	2,958,902
Orbital ATK, Inc.	28,926	2,834,747
Republic Services, Inc. — Class A	42,828	2,690,027
WestRock Co.	50,722	2,639,066
Jabil Circuit, Inc.	81,583	2,359,379
Timken Co.	51,059	2,307,867
Owens Corning	36,815	2,259,337
Corning, Inc.	83,608	2,257,416
United Technologies Corp.	17,470	1,960,309
FLIR Systems, Inc.	50,266	1,823,650
Carlisle Companies, Inc.	16,492	1,754,914
Harris Corp.	15,370	1,710,220
Eaton Corp. plc	19,215	1,424,792
Honeywell International, Inc.	10,534	1,315,381
CH Robinson Worldwide, Inc.	17,018	1,315,321
Snap-on, Inc.	7,495	1,264,182
Crown Holdings, Inc.*	23,856	1,263,175
Total Industrial		34,138,685
Energy - 10.7%
Chevron Corp.	58,240	6,253,228
Exxon Mobil Corp.	74,505	6,110,155
Kinder Morgan, Inc.	134,804	2,930,639
Marathon Oil Corp.	160,387	2,534,115
Hess Corp.	41,670	2,008,911
Valero Energy Corp.	25,827	1,712,072
Rowan Companies plc — Class A*	107,041	1,667,699
Whiting Petroleum Corp.*	158,014	1,494,812
Apache Corp.	21,782	1,119,377
Laredo Petroleum, Inc.*	44,160	644,736
Schlumberger Ltd.	7,102	554,666
Chesapeake Energy Corp.*	89,301	530,448
QEP Resources, Inc.*	34,741	441,558
Total Energy		28,002,416
Consumer, Cyclical - 9.3%
Wal-Mart Stores, Inc.	53,182	3,833,358
Lear Corp.	20,822	2,947,979
Southwest Airlines Co.	47,872	2,573,599
Goodyear Tire & Rubber Co.	65,368	2,353,248
CVS Health Corp.	27,334	2,145,719
DR Horton, Inc.	56,704	1,888,810
Target Corp.	31,509	1,738,982
JetBlue Airways Corp.*	78,603	1,620,008
Carnival Corp.	23,493	1,383,973
PACCAR, Inc.	20,547	1,380,758
PVH Corp.	13,030	1,348,214
MGM Resorts International	43,478	1,191,297
Total Consumer, Cyclical		24,405,945
Utilities - 6.8%
FirstEnergy Corp.	86,284	2,745,557
Ameren Corp.	48,439	2,644,285
Exelon Corp.	73,492	2,644,242
Public Service Enterprise Group, Inc.	57,292	2,540,900
UGI Corp.	45,281	2,236,881
Edison International	28,058	2,233,697
OGE Energy Corp.	58,959	2,062,386

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 6.8% (continued)
Duke Energy Corp.	8,550	$701,186
Total Utilities		17,809,134
Technology - 5.8%
Intel Corp.	116,620	4,206,484
QUALCOMM, Inc.	42,020	2,409,427
Teradata Corp.*	69,961	2,177,186
Micron Technology, Inc.*	57,474	1,660,999
Apple, Inc.	11,326	1,627,093
Lam Research Corp.	11,917	1,529,666
VMware, Inc. — Class A*	9,839	906,565
NCR Corp.*	16,583	757,511
Total Technology		15,274,931
Communications - 5.7%
Cisco Systems, Inc.	182,990	6,185,062
AT&T, Inc.	50,746	2,108,496
Walt Disney Co.	12,751	1,445,835
EchoStar Corp. — Class A*	24,845	1,414,923
Time Warner, Inc.	14,005	1,368,429
Scripps Networks Interactive, Inc. — Class A	17,381	1,362,149
Verizon Communications, Inc.	21,246	1,035,743
Total Communications		14,920,637
Basic Materials - 2.9%
Dow Chemical Co.	66,629	4,233,607
Reliance Steel & Aluminum Co.	25,607	2,049,072
Nucor Corp.	12,292	734,078
Freeport-McMoRan, Inc.*	54,442	727,345
Total Basic Materials		7,744,102
Total Common Stocks
(Cost $211,894,119)		262,205,446

SHORT-TERM INVESTMENTS† - 0.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[1]	649,809	649,809
Total Short-Term Investments
(Cost $649,809)		649,809
Total Investments - 100.0%
(Cost $212,543,928)		$262,855,255
Other Assets & Liabilities, net - 0.0%		(118,639)
Total Net Assets - 100.0%		$262,736,616
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$262,205,446	$—	$—	$262,205,446
Short Term Investments	649,809	—	—	649,809
Total	$262,855,255	$—	$—	$262,855,255

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 97.4%
Financial - 27.3%
Wells Fargo & Co.	42,800	$2,382,248
U.S. Bancorp	28,977	1,492,316
Everest Re Group Ltd.	6,200	1,449,621
CME Group, Inc. — Class A	12,200	1,449,360
Nordea Bank AB	125,600	1,434,052
Intercontinental Exchange, Inc.	23,000	1,377,010
Swiss Re AG	15,200	1,365,233
Skandinaviska Enskilda Banken AB — Class A	121,700	1,354,208
Annaly Capital Management, Inc.	115,400	1,282,094
Marsh & McLennan Companies, Inc.	17,000	1,256,130
Swedbank AB — Class A	54,000	1,251,183
Cincinnati Financial Corp.	17,300	1,250,271
Hang Seng Bank Ltd.	60,600	1,228,918
CoreCivic, Inc.	38,000	1,193,960
Allianz AG	6,300	1,167,177
AXA S.A.	44,800	1,159,313
JPMorgan Chase & Co.	12,900	1,133,136
RenaissanceRe Holdings Ltd.	7,700	1,113,805
People's United Financial, Inc.	55,400	1,008,280
Axis Capital Holdings Ltd.	14,600	978,638
Vicinity Centres	450,101	973,174
Government Properties Trust, Inc.	226,200	890,007
Chubb Ltd.	6,400	871,999
AGNC Investment Corp.	43,200	859,248
CI Financial Corp.	42,800	850,625
Ascendas Real Estate Investment Trust	455,400	820,394
Hysan Development Company Ltd. — Class A	179,500	814,175
H&R Real Estate Investment Trust	44,600	773,713
First Capital Realty, Inc.	49,000	738,031
T. Rowe Price Group, Inc.	10,600	722,390
BB&T Corp.	16,100	719,670
CapitaLand Mall Trust	499,100	702,882
Liberty Property Trust	18,100	697,755
ING Groep N.V.	44,300	669,723
Sampo Oyj — Class A	12,800	607,157
Japan Retail Fund Investment Corp.	300	588,547
Reinsurance Group of America, Inc. — Class A	4,600	584,108
Bank of Montreal	7,000	522,848
Lloyds Banking Group plc	582,400	483,959
Gecina S.A.	3,400	461,410
RioCan Real Estate Investment Trust	23,400	461,014
New York Community Bancorp, Inc.	32,200	449,834
CNP Assurances	21,700	441,733
Banco Bilbao Vizcaya Argentaria S.A.	54,000	418,841
Loews Corp.	8,600	402,222
Investec plc	53,700	365,693
Societe Generale S.A.	6,800	344,970
PNC Financial Services Group, Inc.	2,500	300,600
Singapore Exchange Ltd.	54,400	299,446
Total Financial		44,163,121
Consumer, Non-cyclical - 17.7%
Johnson & Johnson	23,800	2,964,289
Procter & Gamble Co.	26,162	2,350,656
Pfizer, Inc.	65,400	2,237,334
Merck & Company, Inc.	33,700	2,141,298
Roche Holding AG	8,100	2,068,939
GlaxoSmithKline plc	84,500	1,757,020
UnitedHealth Group, Inc.	10,600	1,738,506
Diageo plc	56,500	1,616,561
Automatic Data Processing, Inc.	15,700	1,607,523
Wm Morrison Supermarkets plc	352,900	1,060,778
Cardinal Health, Inc.	13,000	1,060,150
Dr Pepper Snapple Group, Inc.	10,100	988,992
Eli Lilly & Co.	11,500	967,265
Western Union Co.	44,900	913,715
Nielsen Holdings plc	21,500	888,165
Asahi Group Holdings Ltd.	18,200	687,946
Wesfarmers Ltd.	16,200	557,823
Otsuka Holdings Company Ltd.	9,900	446,600
Hutchison Port Holdings Trust	1,068,500	443,428
H&R Block, Inc.	18,200	423,150
Nestle S.A.	5,300	406,707
Takeda Pharmaceutical Company Ltd.	8,500	399,250
United Rentals, Inc.*	3,000	375,150
Reed Elsevier plc	13,100	256,551
Atlantia SpA	9,800	253,025
Total Consumer, Non-cyclical		28,610,821
Industrial - 11.3%
3M Co.	8,600	1,645,438
Lockheed Martin Corp.	6,128	1,639,852
Waste Management, Inc.	22,000	1,604,240
Honeywell International, Inc.	11,700	1,460,979
Expeditors International of Washington, Inc.	22,700	1,282,324
Republic Services, Inc. — Class A	20,400	1,281,324
CH Robinson Worldwide, Inc.	16,500	1,275,285
United Parcel Service, Inc. — Class B	10,900	1,169,570
MTR Corporation Ltd.	195,000	1,095,249
Fraport AG Frankfurt Airport Services Worldwide	12,600	891,665
Deere & Co.	7,800	849,108
Avnet, Inc.	17,900	819,104
Garmin Ltd.	14,900	761,539
Northrop Grumman Corp.	2,500	594,600
Kuehne + Nagel International AG	3,400	480,394
Raytheon Co.	2,300	350,750
General Electric Co.	10,400	309,920
BAE Systems plc	33,300	267,869
General Dynamics Corp.	1,400	262,080

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Industrial - 11.3% (continued)
FLIR Systems, Inc.	7,200	$261,216
Total Industrial		18,302,506
Consumer, Cyclical - 9.6%
McDonald's Corp.	13,500	1,749,735
Wal-Mart Stores, Inc.	23,900	1,722,712
Home Depot, Inc.	10,800	1,585,764
Mitsui & Company Ltd.	94,400	1,367,348
Ford Motor Co.	107,000	1,245,480
WW Grainger, Inc.	5,100	1,187,076
Compass Group plc	50,300	949,152
Japan Airlines Company Ltd.	29,000	918,518
Sankyo Company Ltd.	25,300	845,417
Berkeley Group Holdings plc	20,200	811,442
Yue Yuen Industrial Holdings Ltd.	200,400	787,776
Darden Restaurants, Inc.	8,400	702,828
Fastenal Co.	12,600	648,900
Hennes & Mauritz AB — Class B	21,500	549,508
Lawson, Inc.	6,500	440,826
Total Consumer, Cyclical		15,512,482
Communications - 9.3%
AT&T, Inc.	56,700	2,355,885
Verizon Communications, Inc.	40,900	1,993,875
Telia Company AB	306,300	1,285,047
Shaw Communications, Inc. — Class B	55,800	1,156,827
BCE, Inc.	20,600	912,079
Thomson Reuters Corp.	19,500	843,287
Alphabet, Inc. — Class C*	1,000	829,560
Singapore Telecommunications Ltd.	288,500	808,464
Telefonica Deutschland Holding AG	162,500	806,172
Singapore Press Holdings Ltd.	295,600	750,173
SES S.A.	30,800	716,520
HKT Trust & HKT Ltd.	520,900	671,608
Bezeq The Israeli Telecommunication Corporation Ltd.	335,900	603,746
Facebook, Inc. — Class A*	2,800	397,740
TDC A/S	63,300	326,448
Amazon.com, Inc.*	300	265,962
Deutsche Telekom AG	14,400	252,342
Total Communications		14,975,735
Technology - 8.8%
Apple, Inc.	15,700	2,255,462
International Business Machines Corp.	10,600	1,845,885
Accenture plc — Class A	14,600	1,750,248
Canon, Inc.	53,600	1,671,193
Paychex, Inc.	23,500	1,384,150
CA, Inc.	36,700	1,164,124
Fidelity National Information Services, Inc.	13,900	1,106,718
Microsoft Corp.	16,100	1,060,346
NTT Data Corp.	17,600	834,745
Oracle Corporation Japan	13,200	754,116
Ricoh Company Ltd.	53,700	441,852
Total Technology		14,268,839
Utilities - 7.0%
Southern Co.	27,700	1,378,905
CLP Holdings Ltd.	118,138	1,235,114
SSE plc	64,700	1,196,557
PPL Corp.	31,700	1,185,263
Duke Energy Corp.	11,500	943,115
Red Electrica Corporation S.A.	42,600	818,095
Snam SpA	177,200	766,424
DTE Energy Co.	7,200	735,192
Emera, Inc.	18,900	667,686
AGL Energy Ltd.	32,500	654,767
Dominion Resources, Inc.	7,900	612,803
CenterPoint Energy, Inc.	18,500	510,045
SCANA Corp.	5,100	333,285
Sempra Energy	2,200	243,100
Total Utilities		11,280,351
Energy - 4.9%
Exxon Mobil Corp.	32,700	2,681,726
BP plc	278,300	1,595,317
Phillips 66	10,700	847,654
Kinder Morgan, Inc.	31,000	673,940
OMV AG	12,600	495,840
Valero Energy Corp.	7,200	477,288
Petrofac Ltd.	36,100	415,460
Woodside Petroleum Ltd.	16,200	397,048
Inter Pipeline Ltd.	16,200	341,457
Total Energy		7,925,730
Basic Materials - 1.5%
Potash Corporation of Saskatchewan, Inc.	72,800	1,243,761
LyondellBasell Industries N.V. — Class A	6,900	629,211
Rio Tinto plc	13,900	558,891
Total Basic Materials		2,431,863
Total Common Stocks
(Cost $144,875,890)		157,471,448

SHORT-TERM INVESTMENTS† - 1.7%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 0.56%[1]	2,700,003	2,700,003
Total Short-Term Investments
(Cost $2,700,003)		2,700,003
Total Investments - 99.1%
(Cost $147,575,893)		$160,171,451
Other Assets & Liabilities, net - 0.9%		1,419,475
Total Net Assets - 100.0%		$161,590,926
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$157,471,448	$—	$—	$157,471,448
Short-Term Investments	2,700,003	—	—	2,700,003
Total	$160,171,451	$—	$—	$160,171,451

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
UNIT INVESTMENTS TRUSTS† - 0.1%
Financial - 0.1%
Rescap Liquidating Trust*	9,655	$103,309
Total Unit Investment Trusts
(Cost $487,486)		103,309

PREFERRED STOCKS†† - 0.9%
Financial - 0.6%
Woodbourne Capital Trust IV 0.01%†††,[1,3,9]		300,000	179,481
Woodbourne Capital Trust II 0.01%†††,[1,3,9]		300,000	179,481
Woodbourne Capital Trust I 0.01%†††,[1,3,9]		300,000	179,481
Woodbourne Capital Trust III 0.01%†††,[1,3,9]		300,000	179,271
Total Financial			717,714
Industrial - 0.3%
Seaspan Corp. 6.38% due 04/30/19[2]		14,375	360,813
	[2]	–	–
Total Preferred Stocks
(Cost $1,565,171)			1,078,527

MUTUAL FUNDS† - 10.1%
Guggenheim Total Return Bond Fund - Institutional Class[5]	221,973	5,920,022
Guggenheim Strategy Fund I5	123,127	3,084,323
Guggenheim Limited Duration Fund - Institutional Class[5]	115,324	2,851,954
Total Mutual Funds
(Cost $11,755,749)		11,856,299

SHORT-TERM INVESTMENTS† - 0.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[6]	947,017	947,017
Total Short-Term Investments
(Cost $947,017)		947,017

	Face Amount
ASSET-BACKED SECURITIES†† - 43.2%
Collateralized Loan Obligations - 29.1%
OCP CLO Ltd.
2014-6A, 5.97% due 07/17/26[1,4]	1,400,000	1,337,690
2016-2A, 3.90% due 11/22/25[1,4]	1,000,000	1,001,113
2016-11A, 3.43% due 04/26/28[1,4]	1,000,000	999,942
Fortress Credit Opportunities III CLO, LP
2017-3A, due 04/28/26[1,4]	1,800,000	1,796,926
2014-3A, 3.51% due 04/28/26[1,4]	300,000	298,983
2014-3A, 4.26% due 04/28/26[1,4]	200,000	199,998
Fortress Credit Opportunities V CLO Ltd.
2017-5A, due 10/15/26[1,4]	1,000,000	1,000,721
2014-5A, 3.66% due 10/15/26[1,4]	1,000,000	999,500
KVK CLO Ltd.
2017-1A, 2.84% due 05/15/26[1,4]	1,000,000	999,286
2013-1A, due 04/14/25[4,7]	900,000	407,662
Northwoods Capital XIV Ltd.
2017-14A, 2.79% due 11/12/25[1,4]	1,250,000	1,251,423
Great Lakes CLO Ltd.
2012-1A, 5.12% due 01/15/23[1,4]	1,000,000	999,939
2014-1A, 4.72% due 04/15/25[1,4]	250,000	247,172
Grayson CLO Ltd.
2006-1A, 1.44% due 11/01/21[1,4]	1,250,000	1,221,176
ACIS CLO Ltd.
2013-2A, 4.23% due 10/14/22[1,4]	750,000	749,093
2013-1A, 3.97% due 04/18/24[1,4]	400,000	400,795
WhiteHorse VIII Ltd.
2014-1A, 3.08% due 05/01/26[1,4]	1,100,000	1,102,775
Oaktree EIF I Ltd.
2016-A1, 3.62% due 10/18/27[1,4]	1,000,000	1,001,651
Telos CLO Ltd.
2013-3A, 4.02% due 01/17/24[1,4]	1,000,000	1,000,372
Atrium XI
2014-11A, 4.24% due 10/23/25[1,4]	1,000,000	1,000,084
Marathon CLO IV Ltd.
2012-4A, 4.06% due 05/20/23[1,4]	1,000,000	1,000,047
Steele Creek CLO Ltd.
2017-1A, 2.89% due 08/21/26[1,4]	1,000,000	999,994
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[1,4]	1,000,000	999,846
NXT Capital CLO LLC
2017-1A, due 04/20/29[1,4]	1,000,000	998,266
Fortress Credit BSL II Ltd.
2017-2A, due 10/19/25[1,4]	1,000,000	997,670
Flagship CLO VIII Ltd.
2017-8A, 2.29% due 01/16/26[1,4]	1,000,000	997,598
Venture XII CLO Ltd.
2017-12A, 2.67% due 02/28/26[1,4]	1,000,000	997,252
OZLM IX Ltd.
2017-9A, 2.69% due 01/20/27[1,4]	1,000,000	996,915

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 43.2% (continued)
Collateralized Loan Obligations - 29.1% (continued)
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,7]	$1,000,000	$939,141
Rockwall CDO II Ltd.
2007-1A, 1.58% due 08/01/24[1,4]	900,000	893,097
Babson CLO Ltd.
2012-2A, due 05/15/23[4,7]	750,000	446,101
2014-IA, due 07/20/25[4,7]	550,000	340,768
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 4.48% due 10/20/25[1,4]	600,000	580,541
Black Diamond CLO Ltd.
2013-1A, 4.28% due 02/01/23[1,4]	550,000	550,142
Newstar Trust
2012-2A, 4.28% due 01/20/23[1,4]	500,000	502,224
KKR CLO Trust
2012-1A, 4.43% due 12/15/24[1,4]	500,000	500,268
Cent CLO
2014-16A, 3.28% due 08/01/24[1,4]	500,000	500,043
Venture CLO Ltd.
2013-14A, 3.80% due 08/28/25[1,4]	500,000	499,909
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,7]	500,000	448,500
Eastland CLO Ltd.
2007-1A, 1.43% due 05/01/22[1,4]	400,000	392,757
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.65% due 12/20/24[1,4]	350,000	350,106
ALM XIV Ltd.
2014-14A, 3.99% due 07/28/26[1,4]	250,000	251,000
Golub Capital Partners CLO Ltd.
2013-17A, 4.87% due 10/25/25[1,4]	250,000	250,619
TICC CLO LLC
2012-1A, 5.68% due 08/25/23[1,4]	250,000	250,111
Gallatin CLO VII Ltd.
2014-1A, 3.92% due 07/15/23[1,4]	250,000	250,013
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.34% due 07/25/25[1,4]	250,000	247,480
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,7]	250,000	126,486
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,7,9]	600,000	84,355
Total Collateralized Loan Obligations		34,407,550
Transport-Aircraft - 8.1%
Apollo Aviation Securitization Equity Trust
2014-1, 5.13% due 12/15/29[1]	950,262	949,074
2016-1A, 4.88% due 03/17/36[4]	900,000	904,500
2014-1, 7.38% due 12/15/29[1]	570,157	569,445
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,583,463	1,571,586
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	852,566	870,053
2014-1, 5.25% due 02/15/29	326,431	325,615
2014-1, 7.50% due 02/15/29	161,814	161,814
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	921,977	926,587
2013-1, 6.35% due 10/15/38[4]	184,395	184,395
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	851,190	847,999
Rise Ltd.
4.75% due 02/12/39	827,904	823,765
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[9]	656,488	650,281
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42	497,200	501,233
AABS Ltd.
2013-1 A, 4.88% due 01/10/38	269,222	268,549
Total Transport-Aircraft		9,554,896
Collateralized Debt Obligations - 3.3%
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	1,004,802

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 43.2% (continued)
Collateralized Debt Obligations - 3.3% (continued)
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	$1,000,000	$996,354
Putnam Structured Product Funding Ltd.
2003-1A, 1.91% due 10/15/38[1,4]	833,546	756,513
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[1,4]	534,243	520,639
N-Star REL CDO VIII Ltd.
2006-8A, 1.15% due 02/01/41[1,4]	266,698	265,188
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.31% due 11/20/46	181,236	180,218
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[1,4]	144,773	143,024
Total Collateralized Debt Obligations		3,866,738
Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	1,240,935	1,186,334
Whole Business - 0.9%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	995,000	1,009,967
Insurance - 0.5%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	594,000	591,262
Diversified Payment Rights - 0.3%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	175,771	180,936
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.20% due 07/09/17[1]	160,000	159,634
Total Diversified Payment Rights		340,570
Total Asset-Backed Securities
(Cost $51,631,582)		50,957,317

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.0%
Residential Mortgage Backed Securities - 14.3%
American Home Mortgage Investment Trust
2006-1, 1.38% due 03/25/46[1]	983,857	817,151
2007-1, 5.27% due 05/25/47[8]	3,229,283	592,636
CIT Mortgage Loan Trust
2007-1, 2.43% due 10/25/37[1,4]	846,785	829,112
2007-1, 2.33% due 10/25/37[1,4]	302,911	300,744
CSMC Series
2015-12R, 1.27% due 11/30/37[1,4]	1,125,070	1,061,057
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[1,4]	1,067,600	1,058,258
GSAA Trust
2005-10, 1.96% due 06/25/35[1]	1,050,000	986,609
Bayview Opportunity Master Fund IVb Trust
2017-NPL1, 3.60% due 01/28/32[4]	971,454	968,849
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[1,4]	954,215	960,187
LSTAR Securities Investment Trust
2016-2, 2.78% due 03/01/21[1,4]	962,439	957,627
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[1,4]	899,863	898,523
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 1.11% due 07/25/37[1,4]	997,074	891,818
American Home Mortgage Assets Trust
2007-1, 1.34% due 02/25/47[1]	1,536,130	890,837
LSTAR Securities Investment Ltd.
2016-4, 2.78% due 10/01/21[1,4]	794,552	788,210
Luminent Mortgage Trust
2006-2, 1.18% due 02/25/46[1]	1,052,839	781,936
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4]	682,865	686,121
HarborView Mortgage Loan Trust
2006-14, 1.13% due 01/25/47[1]	783,541	668,414

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.0% (continued)
Residential Mortgage Backed Securities - 14.3% (continued)
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4]	$568,506	$574,065
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[1,4]	500,787	501,998
NRPL Trust
2015-1A, 3.88% due 11/01/54[4]	495,957	492,773
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	459,379	459,379
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.48% due 11/25/46[1]	488,233	391,582
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	193,647	199,744
Morgan Stanley Re-REMIC Trust
2010-R5, 1.60% due 06/26/36[4]	133,841	98,022
Nomura Resecuritization Trust
2012-1R, 1.22% due 08/27/47[1,4]	77,451	76,863
Total Residential Mortgage Backed Securities		16,932,515
Commercial Mortgage Backed Securities - 4.6%
Citigroup Commercial Mortgage Trust
2016-GC36, 4.76% due 02/10/49[1]	1,100,000	1,136,297
2016-GC37, 1.81% due 04/10/49[1]	3,829,633	455,583
GS Mortgage Securities Corporation Trust
2016-ICE2, 5.16% due 02/15/33[1,4]	1,000,000	1,023,470
Cosmopolitan Hotel Trust
2016-CSMO, 3.56% due 11/15/33[1,4]	1,000,000	1,013,733
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.57% due 01/15/59[1]	4,954,378	446,420
2016-C32, 1.36% due 01/15/59[1]	5,303,978	446,047
COMM Mortgage Trust
2015-CR26, 1.05% due 10/10/48[1]	6,936,886	432,547
CFCRE Commercial Mortgage Trust
2016-C3, 1.09% due 01/10/48[1]	5,944,475	424,462
Total Commercial Mortgage Backed Securities		5,378,559
Military Housing - 1.1%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,9	975,731	988,623
2003-PRES, 6.24% due 10/10/41[4]	233,137	266,106
Total Military Housing		1,254,729
Total Collateralized Mortgage Obligations
(Cost $23,304,197)		23,565,803

CORPORATE BONDS†† - 12.1%
Financial - 7.2%
Citigroup, Inc.
6.25% due 12/31/49[1,3]	950,000	1,024,813
5.95% due 12/29/49[1,3]	370,000	386,188
Bank of America Corp.
6.30% due 12/31/49[1,3]	1,000,000	1,087,499
6.50% due 10/29/49[1,3]	200,000	218,250
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	943,941	888,173
Hospitality Properties Trust
5.25% due 02/15/26	700,000	733,517
AmTrust Financial Services, Inc.
6.13% due 08/15/23[2]	652,000	684,172
Northern Trust Corp.
4.60% due 12/31/49[1,3]	500,000	490,000
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,2	485,000	485,677
Pacific Northwest Communities LLC
5.91% due 06/15/50[9]	400,000	432,412
Wilton Re Finance LLC
5.88% due 03/30/33[1,4]	375,000	382,031
Jefferies Group LLC
4.85% due 01/15/27	350,000	357,275
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[9]	332,887	324,854
ACC Group Housing LLC
6.35% due 07/15/54[9]	250,000	287,446
Infinity Property & Casualty Corp.
5.00% due 09/19/22	250,000	264,034
Voya Financial, Inc.
5.65% due 05/15/53[1]	250,000	254,375
GEO Group, Inc.
5.88% due 10/15/24	180,000	184,050

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 12.1% (continued)
Financial - 7.2% (continued)
Cadence Bank North America
6.25% due 06/28/29[1,2]	$150,000	$150,000
Total Financial		8,634,766
Basic Materials - 1.7%
Yamana Gold, Inc.
4.95% due 07/15/24	865,000	869,325
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	760,000	780,674
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,4]	300,000	339,300
Total Basic Materials		1,989,299
Energy - 1.3%
ConocoPhillips
6.50% due 02/01/39	500,000	636,818
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	340,000	378,563
Buckeye Partners, LP
3.95% due 12/01/26	166,000	162,579
4.35% due 10/15/24	145,000	147,333
Hess Corp.
4.30% due 04/01/27	150,000	147,332
Total Energy		1,472,625
Consumer, Non-cyclical - 1.0%
Danone S.A.
2.95% due 11/02/26[4]	650,000	621,373
Tenet Healthcare Corp.
4.63% due 06/15/20[1]	500,000	502,500
Total Consumer, Non-cyclical		1,123,873
Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[9]	600,000	720,318
Diversified - 0.3%
HRG Group, Inc.
7.88% due 07/15/19	325,000	336,375
Total Corporate Bonds
(Cost $13,809,763)		14,277,256

U.S. GOVERNMENT SECURITIES†† - 7.6%
U.S. Treasury Bonds
due 11/15/44[10]	19,585,000	8,302,865
2.88% due 11/15/46	612,000	593,807
Total U.S. Treasury Bonds		8,896,672
Total U.S. Government Securities
(Cost $9,283,276)		8,896,672

FEDERAL AGENCY NOTES†† - 4.7%
Fannie Mae Principal Strips[11]
due 05/15/30[10]	1,350,000	874,811
due 05/15/29[10]	1,250,000	824,506
due 01/15/30[10]	600,000	394,066
Total Fannie Mae Principal Strips		2,093,383
Freddie Mac Principal Strips[11]
due 03/15/31[10]	1,500,000	938,079
due 07/15/32[10]	800,000	465,042
Total Freddie Mac Principal Strips		1,403,121
Freddie Mac[11]
due 12/14/29[10]	1,600,000	1,060,032
Tennessee Valley Authority
5.38% due 04/01/56	750,000	956,685
Total Federal Agency Notes
(Cost $5,663,186)		5,513,221

SENIOR FLOATING RATE INTERESTS†† - 4.0%
Industrial - 1.1%
Capstone Logistics
5.50% due 10/07/21	702,789	697,518
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21	609,863	613,930
CareCore National LLC
5.50% due 03/05/21	90,310	90,536
Total Industrial		1,401,984
Consumer, Cyclical - 0.9%
PetSmart Inc
4.02% due 03/11/22	594,456	566,962
Neiman Marcus Group, Inc.
4.25% due 10/25/20	338,651	271,646
Acosta, Inc.
4.29% due 09/26/21	196,664	183,881
Total Consumer, Cyclical		1,022,489
Technology - 0.9%
Epicor Software
4.75% due 06/01/22	589,407	589,997
EIG Investors Corp.
6.04% due 02/09/23	418,593	421,385
Total Technology		1,011,382
Communications - 0.6%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	695,247	661,569
MergerMarket Ltd.
4.56% due 02/04/21	97,000	96,758
Total Communications		758,327
Financial - 0.3%
Magic Newco, LLC
5.00% due 12/12/18	240,565	241,267
American Stock Transfer & Trust
5.75% due 06/26/20	94,163	93,928
Total Financial		335,195
Consumer, Non-cyclical - 0.2%
NES Global Talent
6.54% due 10/03/19[2]	118,969	107,073
DJO Finance LLC
4.25% due 06/08/20	99,747	96,359
Total Consumer, Non-cyclical		203,432
Total Senior Floating Rate Interests
(Cost $4,818,237)		4,732,809

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 2.2%
Michigan - 0.8%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	$750,000	$982,320
California - 0.5%
San Mateo County Community College District General Obligation Unlimited
due 09/01/34[10]	800,000	418,856
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/37[10]	400,000	174,972
Total California		593,828
Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50	380,000	585,861
Illinois - 0.4%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	423,024
Total Municipal Bonds
(Cost $2,541,043)		2,585,033

FOREIGN GOVERNMENT BONDS†† - 0.3%
Dominican Republic International Bond
6.85% due 01/27/45[4]	175,000	180,688
Kenya Government International Bond
6.88% due 06/24/24[4]	175,000	174,146
Total Foreign Government Bonds
(Cost $352,227)		354,834

	Contracts
OPTIONS PURCHASED† - 0.2%
Call options on:
Bank of America Merrill Lynch IShares 20+ Year Treasury Bond ETF Expiring June 2017 with strike price of $120.00	690	184,920
Total Call options		184,920
Total Options Purchased
(Cost $120,750)		184,920
Total Investments - 106.2%
(Cost $126,279,684)		$125,053,017

OPTIONS WRITTEN† - (0.1)%
Call options on:
Bank of America Merrill Lynch IShares 20+ Year Treasury Bond ETF Expiring June 2017 with strike price of $123.00	690	(100,050)
Total Options Written
(Premiums received $62,790)		(100,050)
Other Assets & Liabilities, net - (6.1)%		(7,153,652)
Total Net Assets - 100.0%		$117,799,315

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ Depreciation
Merrill Lynch	Receive	3-Month USD-LIBOR	2.16%	02/13/24	$(3,450,000)	$15,946	$15,946
Merrill Lynch	Receive	3-Month USD-LIBOR	2.46%	02/16/27	(2,900,000)	(11,400)	(11,400)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[2]	Illiquid security.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $63,375,698 (cost $63,187,691), or 53.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Affiliated issuer.
[6]	Rate indicated is the 7 day yield as of March 31, 2017.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is an interest-only strip. Rate indicated is effective yield at March 31, 2017.
[9]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,206,003 (cost $5,253,765), or 3.6% of total net assets.

[10]	Zero coupon rate security.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$50,776,381	$—	$180,936	$50,957,317
Collateralized Mortgage Obligations	$—	$22,577,180	$—	$988,623	$23,565,803
Corporate Bonds	—	13,791,579	—	485,677	14,277,256
Federal Agency Notes	—	5,513,221	—	—	5,513,221
Foreign Government Bonds	—	354,834	—	—	354,834
Interest Rate Swaps	—	—	15,946	—	15,946
Municipal Bonds	—	2,585,033	—	—	2,585,033
Mutual Funds	11,856,299	—	—	—	11,856,299
Options Purchased	184,920	—	—	—	184,920
Preferred Stocks	—	360,813	—	717,714	1,078,527
Senior Floating Rate Interests	—	4,732,809	—	—	4,732,809
Short Term Investments	947,017	—	—	—	947,017
Unit Investments Trusts	103,309	—	—	—	103,309
U.S. Government Securities	—	8,896,672	—	—	8,896,672
Total	$13,091,545	$109,588,522	$15,946	$2,372,950	$125,068,963

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Swaps	$—	$—	$11,400	$—	$11,400
Options Written	100,050	—	—	—	100,050
Total	$100,050	$—	$11,400	$—	$111,450

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Category	Ending Balance at 03/31/17	Valuation Technique	Unobservable Inputs
Asset Backed Securities	$180,936	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	988,623	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	485,677	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks	717,714	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$2,372,950

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period. As of March 31, 2017, Series E (Total Return Bond Series) had a security with a total value of $268,573 transfer out of Level 3 into Level 2 due to changes in the security's valuation method using observable market inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Asset Backed	Collateralized Mortgage Obligations	Corporate Bonds	Preferred Stocks	Total
Assets:
Beginning Balance	$185,372	$985,544	$748,622	$717,990	$2,637,528
Purchases	-	-	-	-	-
Sales, maturities and paydowns	(8,175)	(1,874)	-	-	(10,049)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	3,739	4,953	5,628	(276)	14,044
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	(268,573)	-	(268,573)
Ending Balance	$180,936	$988,623	$485,677	$717,714	$2,372,950
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$3,739	$5,609	$5,683	$(275)	$14,756

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 9.7%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.48%[1]	5,187,506	$5,187,506
Total Short-Term Investments
(Cost $5,187,506)		5,187,506

	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 91.0%
Industrial - 18.6%
Flex Acquisition Company, Inc.
4.25% due 12/29/23	$500,000	502,654
Zodiac Pool Solutions LLC
5.65% due 12/20/23	498,750	501,657
Rexnord LLC/ RBS Global, Inc.
3.84% due 08/21/23	498,750	500,176
Reynolds Group Holdings, Inc.
3.98% due 02/05/23	497,503	499,215
Transdigm, Inc.
4.04% due 05/14/22	490,481	488,293
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21	483,724	486,950
Signode Industrial Group US, Inc.
4.06% due 05/01/21	481,250	481,852
USIC Holding, Inc.
5.17% due 12/08/23	473,813	476,182
GYP Holdings III Corp.
4.54% due 04/01/21	456,532	458,053
Pro Mach Group, Inc.
4.75% due 10/22/21	454,823	455,251
Generac Power Systems, Inc.
3.75% due 05/31/23	450,000	451,971
BWAY Holding Co.
3.25% due 04/03/24	450,000	448,596
Advanced Disposal Services, Inc.
3.70% due 11/10/23	442,875	445,182
Engility Corp.
4.75% due 08/14/23	414,545	416,229
CHI Overhead Doors, Inc.
4.25% due 07/29/22	400,000	399,332
Amber Bidco Ltd.
5.35% due 06/30/21†††,2	350,000	345,721
Thermasys Corp.
5.25% due 05/03/19[2]	365,000	326,675
CareCore National LLC
5.50% due 03/05/21	299,018	299,766
VC GB Holdings, Inc.
4.75% due 02/28/24	275,000	276,375
Optiv, Inc.
4.25% due 02/01/24	275,000	276,205
American Bath Group LLC
6.40% due 09/30/23	249,409	251,167
Bioplan USA, Inc.
5.75% due 09/23/21	196,000	192,325
SRS Distribution, Inc.
5.29% due 08/25/22	188,599	190,956
SI Organization
5.65% due 11/22/19	171,035	172,745
ProAmpac PG Borrower LLC
5.06% due 11/20/23	150,000	151,050
Doncasters Group Ltd.
9.50% due 10/09/20	135,172	129,878
Nielsen Finance LLC
3.35% due 10/04/23	99,750	100,213
Crosby Worldwide
4.05% due 11/23/20	95,599	88,023
Mast Global
7.75% due 09/12/19†††,2	86,350	85,994
NANA Development Corp.
8.00% due 03/15/18[2]	50,000	48,750
Total Industrial		9,947,436
Consumer, Cyclical - 16.2%
AlixPartners, LLP
4.00% due 03/28/24	530,000	531,988
4.00% due 07/28/22	498,750	499,553
Gates Global, Inc.
4.40% due 07/05/21	650,597	651,085
Fitness International LLC
5.40% due 07/01/20	576,967	583,458
Equinox Holdings, Inc.
4.25% due 03/08/24	500,000	503,595
Greektown Holdings LLC
3.75% due 03/20/24	500,000	499,690
Leslie's Poolmart, Inc.
4.77% due 08/16/23	497,500	498,993
Eldorado Resorts, Inc.
2.25% due 03/15/24	500,000	498,750
Smart & Final Stores LLC
4.58% due 11/15/22	500,000	490,625
PetSmart Inc
4.02% due 03/11/22	494,844	471,957
Navistar Inc.
5.00% due 08/07/20	444,375	448,819
Advantage Sales & Marketing LLC
4.25% due 07/23/21	444,819	439,815
National Vision, Inc.
4.00% due 03/12/21	439,798	439,433
Life Time Fitness, Inc.
4.00% due 06/10/22	437,376	438,141
Burlington Coat Factory Warehouse Corp.
3.70% due 08/13/21	400,000	401,124
Sears Holdings Corp.
5.50% due 06/30/18	369,227	364,265
Petco Animal Supplies, Inc.
4.29% due 01/26/23	359,000	337,550
Talbots, Inc.
5.50% due 03/19/20	244,887	218,439
1-800 Contacts
4.28% due 01/22/23	198,004	199,158

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 91.0% (continued)
Consumer, Cyclical - 16.2% (continued)
Belk, Inc.
5.76% due 12/12/22	$201,764	$169,914
Total Consumer, Cyclical		8,686,352
Consumer, Non-cyclical - 14.0%
Authentic Brands
5.17% due 05/27/21	530,891	534,871
Dole Food Company, Inc.
4.00% due 03/23/24	500,000	503,000
Albertson's LLC
4.40% due 12/21/22	498,750	501,618
Press Ganey Holdings, Inc.
4.25% due 10/23/23	498,750	499,688
Cotiviti Corp.
3.90% due 09/28/23	497,500	497,500
American Tire Distributors, Inc.
5.25% due 09/01/21	489,777	490,389
Lineage Logistics LLC
4.50% due 04/07/21	485,000	484,699
DJO Finance LLC
4.25% due 06/08/20	492,500	475,775
CHG Healthcare Services, Inc.
4.75% due 06/07/23	448,869	454,031
Hearthside Group Holdings LLC
4.00% due 06/02/21	450,000	453,375
Change Healthcare Holdings, Inc.
3.75% due 03/01/24	450,000	450,563
Pharmaceutical Product Development
4.33% due 08/18/22	447,722	448,841
CPI Holdco LLC
5.15% due 03/21/24	400,000	402,000
Reddy Ice Holdings, Inc.
6.75% due 05/01/19	384,962	376,301
NES Global Talent
6.54% due 10/03/19[2]	398,090	358,281
Grifols Worldwide Operations USA, Inc.
3.19% due 01/31/25	325,000	325,413
Acadia Healthcare Company, Inc.
3.98% due 02/16/23	98,750	99,285
Valeant Pharmaceuticals International, Inc.
5.57% due 04/01/22	98,505	98,723
CTI Foods Holding Co. LLC
8.40% due 06/28/21	80,000	72,000
Total Consumer, Non-cyclical		7,526,353
Communications - 12.5%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	534,623	508,726
WMG Acquisition Corp.
3.75% due 11/01/23	500,000	501,405
Virgin Media Bristol LLC
3.66% due 01/31/25	500,000	501,095
Telenet Financing USD LLC
3.91% due 01/31/25	500,000	500,065
Altice US Finance I Corp.
2.25% due 07/15/25	500,000	499,220
SFR Group SA
4.29% due 01/14/25	498,750	498,750
Univision Communications, Inc.
3.75% due 03/15/24	496,004	492,696
Radiate HoldCo LLC
3.98% due 02/01/24	450,000	451,751
Ziggo Secured Finance BV
3.41% due 04/15/25	450,000	449,249
Zayo Group LLC
3.50% due 01/19/24	400,000	401,388
Mcgraw-Hill Global Education Holdings LLC
5.00% due 05/04/22	397,995	393,131
CSC Holdings, LLC
3.94% due 10/11/24	328,125	327,203
2.25% due 07/14/25	37,037	36,981
MergerMarket Ltd.
4.56% due 02/04/21	339,500	338,651
Sprint Communications, Inc.
3.50% due 02/02/24	300,000	299,787
Internet Brands
4.75% due 07/08/21	291,176	291,904
Anaren, Inc.
5.65% due 02/18/21[2]	139,658	138,786
9.40% due 08/18/21[2]	100,000	97,375
Total Communications		6,728,163
Technology - 12.0%
Active Network LLC
6.00% due 11/13/20	542,107	542,784
Solera LLC
4.25% due 03/03/23	487,000	488,894
Ipreo Holdings
4.40% due 08/06/21	488,788	485,122
EIG Investors Corp.
6.53% due 11/08/19	371,699	373,093
6.04% due 02/09/23	108,342	109,064
Compucom Systems, Inc.
4.25% due 05/11/20	580,020	481,417
Kronos, Inc.
5.03% due 11/01/23	448,875	451,169
LANDesk Group, Inc.
5.25% due 01/20/24	430,000	431,883
Diebold, Inc.
5.38% due 11/06/23	397,500	403,089
Applied Systems, Inc.
4.40% due 01/25/21	397,858	399,748
Micron Technology, Inc.
4.74% due 04/26/22	397,995	399,364
Microsemi Corp.
3.23% due 01/15/23	371,419	373,102
Aspect Software, Inc.
11.28% due 05/25/20	325,397	324,990
Ceridian Corp.
4.54% due 09/15/20	277,070	274,645

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 91.0% (continued)
Technology - 12.0% (continued)
Advanced Computer Software
6.56% due 03/18/22	$245,000	$237,038
Cypress Intermediate Holdings III, Inc.
4.00% due 03/31/24	200,000	196,600
Sparta Holding Corp.
6.65% due 07/28/20†††,2	191,011	189,953
Go Daddy Operating Company LLC
3.41% due 02/15/24	128,829	128,942
Infor (US), Inc.
3.90% due 02/01/22	70,784	70,506
Cypress Holdings
7.75% due 03/31/25	50,000	48,957
CPI Acquisition, Inc.
5.83% due 08/17/22	41,839	38,840
Total Technology		6,449,200
Financial - 10.3%
National Financial Partners Corp.
4.65% due 01/08/24	498,750	503,737
Geo Group, Inc.
3.00% due 03/15/24	500,000	502,190
LPL Holdings, Inc.
3.77% due 03/11/24	500,000	500,315
York Risk Services
4.90% due 10/01/21[2]	489,975	475,888
Amwins Group LLC
4.32% due 01/25/24	473,813	473,813
Delos Finance S.A.R.L
3.40% due 10/06/23	450,000	454,613
Hyperion Insurance
5.50% due 04/29/22	441,738	442,935
Avolon Luxembourg SARL
3.73% due 03/21/22	400,000	405,168
Americold Realty Operating Partnership, LP
4.75% due 12/01/22	397,000	400,724
Capital Automotive L.P.
4.00% due 03/25/24	375,000	378,750
Assured Partners, Inc.
5.25% due 10/21/22	342,353	344,578
American Stock Transfer & Trust
5.75% due 06/26/20	282,490	281,784
Corporate Capital Trust
4.44% due 05/20/19	194,000	194,485
Acrisure LLC
5.90% due 11/22/23	154,159	156,471
Total Financial		5,515,451
Utilities - 3.0%
Dynegy, Inc.
4.25% due 06/27/23	500,000	500,964
Viva Alamo LLC
5.30% due 02/22/21	400,000	380,000
Stonewall
6.65% due 11/15/21	300,000	291,750
TPF II Power LLC
due 10/02/23[3]	288,812	289,751
Lightstone HoldCo LLC
5.54% due 01/30/24	120,000	120,631
Total Utilities		1,583,096
Basic Materials - 2.5%
Alpha 3 B.V.
4.15% due 01/31/24	500,000	500,940
PQ Corp.
5.29% due 11/04/22	448,872	453,442
Nexeo Solutions LLC
4.81% due 06/09/23	373,125	375,923
WR Grace & Co.
3.03% due 02/03/21	33,939	33,967
Total Basic Materials		1,364,272
Energy - 1.9%
Cactus Wellhead
7.15% due 07/31/20	535,441	508,937
Veresen Midstream LP
4.50% due 03/31/22	496,203	500,544
Total Energy		1,009,481
Total Senior Floating Rate Interests
(Cost $49,044,273)		48,809,804

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.4%
Residential Mortgage-Backed Securities - 2.4%
LSTAR Securities Investment Ltd.
2017-1, 2.78% due 01/01/22[4,5]	469,940	468,765
2016-4, 2.78% due 10/01/21[4,5]	361,160	358,277
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[4,5]	485,273	481,027
Total Residential Mortgage-Backed Securities		1,308,069
Total Collateralized Mortgage Obligations
(Cost $1,301,742)		1,308,069

ASSET-BACKED SECURITIES†† - 2.4%
Collateralized Loan Obligations - 2.3%
ALM XIV Ltd.
2014-14A, 4.49% due 07/28/26[4,5]	250,000	250,640
ACIS CLO Ltd.
2013-2A, 4.87% due 10/14/22[4,5]	250,000	249,077
Cerberus Onshore II CLO LLC
2014-1A, 5.02% due 10/15/23[4,5]	250,000	247,569
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.34% due 07/25/25[4,5]	250,000	247,480

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 2.4% (continued)
Collateralized Loan Obligations - 2.3% (continued)
Kingsland IV Ltd.
2007-4A, 2.47% due 04/16/21[4,5]	$250,000	$241,023
Total Collateralized Loan Obligations		1,235,789
Collateralized Debt Obligations - 0.1%
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.31% due 11/20/46	55,765	55,452
Total Asset-Backed Securities
(Cost $1,262,468)		1,291,241

CORPORATE BONDS†† - 0.6%
Consumer, Non-cyclical - 0.4%
Tenet Healthcare Corp.
4.63% due 06/15/20[4]	200,000	201,000
Energy - 0.2%
FTS International, Inc.
8.63% due 06/15/20[4,5]	100,000	101,375
Basic Materials - 0.0%*
New Day Aluminum
10.00% due 10/28/20†††,2	2,547	2,165
Total Corporate Bonds
(Cost $299,599)		304,540

SENIOR FIXED RATE INTERESTS†† - 0.5%
Financial - 0.5%
Magic Newco, LLC
12.00% due 06/12/19	250,000	261,875
Total Senior Fixed Rate Interests
(Cost $264,794)		261,875
Total Investments - 106.6%
(Cost $57,360,382)		$57,163,035
Other Assets & Liabilities, net - (6.6)%		(3,528,470)
Total Net Assets - 100.0%		$53,634,565

*	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.
[2]	Illiquid security.
[3]	Security with no rate was unsettled at March 31, 2017.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $2,645,233 (cost $2,615,646), or 4.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,291,241	$—	$1,291,241
Collateralized Mortgage Obligations	—	1,308,069	—	1,308,069
Corporate Bonds	—	302,375	2,165	304,540
Senior Fixed Rate Interests	—	261,875	—	261,875
Senior Floating Rate Interests	—	48,188,136	621,668	48,809,804
Short-Term Investments	5,187,506	—	—	5,187,506
Total	$5,187,506	$51,351,696	$623,833	$57,163,035

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Corporate Bonds	$2,165	Model Price	Market Comparable Yields	12.8%
Senior Floating Rate Interests	621,668	Model Price	Purchase Price	–
Total	$623,833

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Summary of Fair Value Level 3 Activity

The following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Corporate Bonds	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$622,680	$2,820	$625,500
Purchases	-	-	-
Sales, maturities and paydowns	(1,385)	-	(1,385)
Total realized gains or losses included in earnings	-	-	-
Total change in unrealized gains or losses included in earnings	373	(655)	(282)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance	$621,668	$2,165	$623,833
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$(1)	$(682)	$(683)

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 19.7%
Consumer, Non-cyclical - 7.9%
AmerisourceBergen Corp. — Class A	5,975	$528,787
Western Union Co.	22,802	464,021
Tyson Foods, Inc. — Class A	7,321	451,779
Laboratory Corp. of America Holdings*	3,017	432,849
Zimmer Biomet Holdings, Inc.	3,365	410,901
United Rentals, Inc.*	3,278	409,914
Zoetis, Inc.	7,547	402,783
DaVita, Inc.*	5,893	400,547
Nielsen Holdings plc	9,688	400,211
Centene Corp.*	5,603	399,270
Conagra Brands, Inc.	9,430	380,407
Hologic, Inc.*	8,565	364,441
WellCare Health Plans, Inc.*	2,442	342,393
HealthSouth Corp.	7,912	338,713
Cardinal Health, Inc.	3,890	317,230
McKesson Corp.	2,096	310,753
Kellogg Co.	4,266	309,755
Varian Medical Systems, Inc.*	3,219	293,347
Campbell Soup Co.	4,775	273,321
Mylan N.V.*	6,920	269,811
Total System Services, Inc.	5,022	268,476
Dr Pepper Snapple Group, Inc.	2,720	266,342
HCA Holdings, Inc.*	2,950	262,520
Intuitive Surgical, Inc.*	340	260,600
Henry Schein, Inc.*	1,529	259,884
Sysco Corp.	4,852	251,916
General Mills, Inc.	4,031	237,869
Kroger Co.	8,059	237,660
Sabre Corp.	10,868	230,293
United Therapeutics Corp.*	1,642	222,294
Charles River Laboratories International, Inc.*	2,464	221,637
Avis Budget Group, Inc.*	7,131	210,935
Incyte Corp.*	1,533	204,916
Hill-Rom Holdings, Inc.	2,819	199,021
Ingredion, Inc.	1,566	188,593
CR Bard, Inc.	754	187,399
CoreLogic, Inc.*	4,461	181,652
Robert Half International, Inc.	3,633	177,399
Molina Healthcare, Inc.*	3,719	169,586
Edwards Lifesciences Corp.*	1,704	160,295
Universal Health Services, Inc. — Class B	1,204	149,838
MEDNAX, Inc.*	2,141	148,543
Vantiv, Inc. — Class A*	2,269	145,488
Spectrum Brands Holdings, Inc.	878	122,051
Lamb Weston Holdings, Inc.	2,839	119,408
TreeHouse Foods, Inc.*	1,404	118,863
Flowers Foods, Inc.	6,052	117,469
Cooper Cos., Inc.	580	115,936
Quintiles IMS Holdings, Inc.*	1,413	113,789
Whole Foods Market, Inc.	3,670	109,072
Gartner, Inc.*	992	107,126
ResMed, Inc.	1,481	106,588
Patterson Companies, Inc.	2,342	105,929
Ionis Pharmaceuticals, Inc.*	2,608	104,842
Seattle Genetics, Inc.*	1,654	103,970
Total Consumer, Non-cyclical		13,689,432
Consumer, Cyclical - 4.1%
Dollar Tree, Inc.*	5,064	397,321
Lear Corp.	2,699	382,123
Dollar General Corp.	5,019	349,975
Delphi Automotive plc	3,795	305,460
Alaska Air Group, Inc.	3,225	297,409
Michael Kors Holdings Ltd.*	7,544	287,502
Newell Brands, Inc.	5,994	282,737
Liberty Interactive Corporation QVC Group — Class A*	12,569	251,631
Southwest Airlines Co.	4,638	249,339
Nordstrom, Inc.	5,337	248,544
Ross Stores, Inc.	3,725	245,366
Delta Air Lines, Inc.	5,336	245,243
JetBlue Airways Corp.*	11,351	233,944
PACCAR, Inc.	3,398	228,346
Ralph Lauren Corp. — Class A	2,707	220,945
Marriott International, Inc. — Class A	2,299	216,520
AutoZone, Inc.*	296	214,022
Darden Restaurants, Inc.	2,496	208,840
Wyndham Worldwide Corp.	2,456	207,016
WW Grainger, Inc.	857	199,475
Dick's Sporting Goods, Inc.	3,861	187,876
BorgWarner, Inc.	4,250	177,608
Target Corp.	2,577	142,225
Sally Beauty Holdings, Inc.*	6,792	138,828
Genuine Parts Co.	1,485	137,229
O'Reilly Automotive, Inc.*	501	135,190
Bed Bath & Beyond, Inc.	2,925	115,421
Casey's General Stores, Inc.	1,006	112,924
Under Armour, Inc. — Class C*	6,007	109,928
Aramark	2,948	108,693
Hawaiian Holdings, Inc.*	2,205	102,422
Advance Auto Parts, Inc.	687	101,855
Whirlpool Corp.	590	101,085
AutoNation, Inc.*	2,361	99,847
Total Consumer, Cyclical		7,042,889
Technology - 2.9%
Lam Research Corp.	3,992	512,413
NVIDIA Corp.	3,895	424,283
Skyworks Solutions, Inc.	3,492	342,146
Fiserv, Inc.*	2,905	334,975
Citrix Systems, Inc.*	3,914	326,389
Fidelity National Information Services, Inc.	4,028	320,709
Microchip Technology, Inc.	4,104	302,793
NCR Corp.*	6,460	295,093
Cerner Corp.*	4,554	268,003
Electronic Arts, Inc.*	2,904	259,966
KLA-Tencor Corp.	2,574	244,710
Teradata Corp.*	7,619	237,103
Maxim Integrated Products, Inc.	4,210	189,282
Akamai Technologies, Inc.*	2,953	176,294
Activision Blizzard, Inc.	3,366	167,829
Qorvo, Inc.*	2,159	148,021
Paychex, Inc.	2,445	144,011

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Technology - 2.9% (continued)
Pitney Bowes, Inc.	10,646	$139,569
Nuance Communications, Inc.*	7,614	131,798
Black Knight Financial Services, Inc. — Class A*	2,983	114,249
Total Technology		5,079,636
Communications - 2.1%
Omnicom Group, Inc.	5,648	486,914
Discovery Communications, Inc. — Class A*	14,009	407,523
Zayo Group Holdings, Inc.*	10,572	347,819
Scripps Networks Interactive, Inc. — Class A	4,058	318,025
CDW Corp.	4,275	246,710
CommScope Holding Company, Inc.*	5,547	231,365
F5 Networks, Inc.*	1,525	217,419
VeriSign, Inc.*	2,476	215,684
eBay, Inc.*	6,330	212,498
IAC/InterActiveCorp*	2,766	203,910
Palo Alto Networks, Inc.*	1,395	157,189
Twitter, Inc.*	9,216	137,779
Motorola Solutions, Inc.	1,445	124,588
Expedia, Inc.	973	122,763
AMC Networks, Inc. — Class A*	2,047	120,118
Interpublic Group of Cos., Inc.	4,704	115,577
Total Communications		3,665,881
Industrial - 1.9%
Textron, Inc.	6,377	303,481
Ingersoll-Rand plc	3,440	279,741
Masco Corp.	7,255	246,597
Stanley Black & Decker, Inc.	1,739	231,061
TransDigm Group, Inc.	1,042	229,408
Huntington Ingalls Industries, Inc.	1,052	210,652
Spirit AeroSystems Holdings, Inc. — Class A	3,513	203,473
Waste Management, Inc.	2,452	178,800
Carlisle Companies, Inc.	1,594	169,618
Rockwell Collins, Inc.	1,732	168,281
Stericycle, Inc.*	1,853	153,595
Amphenol Corp. — Class A	2,071	147,393
Swift Transportation Co. — Class A*	6,011	123,466
Fortune Brands Home & Security, Inc.	2,001	121,761
Clean Harbors, Inc.*	2,131	118,526
PerkinElmer, Inc.	1,989	115,481
Johnson Controls International plc	2,588	109,007
Owens-Illinois, Inc.*	5,238	106,750
Waters Corp.*	670	104,728
Total Industrial		3,321,819
Financial - 0.7%
SBA Communications Corp.*	3,109	374,230
Alliance Data Systems Corp.	1,436	357,564
CBRE Group, Inc. — Class A*	3,481	121,104
Federated Investors, Inc. — Class B	4,003	105,439
Ameriprise Financial, Inc.	798	103,485
Invesco Ltd.	3,351	102,641
Lincoln National Corp.	1,534	100,400
Total Financial		1,264,863
Basic Materials - 0.1%
Steel Dynamics, Inc.	3,054	106,157
Total Common Stocks
(Cost $32,481,905)		34,170,677

MUTUAL FUNDS† - 77.8%
Guggenheim Variable Insurance Strategy Fund III[1]	1,696,313	42,526,562
Guggenheim Strategy Fund III[1]	1,444,742	36,132,992
Guggenheim Strategy Fund II1	1,285,443	32,136,087
Guggenheim Strategy Fund I1	946,845	23,718,456
Total Mutual Funds
(Cost $133,872,183)		134,514,097

SHORT-TERM INVESTMENTS† - 1.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[2]	2,764,835	2,764,835
Total Short-Term Investments
(Cost $2,764,835)		2,764,835
Total Investments - 99.1%
(Cost $169,118,923)		$171,449,609
Other Assets & Liabilities, net - 0.9%		1,555,732
Total Net Assets - 100.0%		$173,005,341

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $326,190)	3	$1,444
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $353,700)	3	(2,824)
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,030,980)	6	(3,577)
		–
(Total Aggregate Value of Contracts $1,710,870)		$(4,957)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
UBS Swap October 2017 Russell Midcap Growth Index Swap 1.20%[3], Terminating 10/05/17 (Notional Value $136,576,530)	163,641	$(43,423)

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Total Return based on Russell Midcap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$34,170,677	$—	$—	$—	$—	$34,170,677
Equity Futures Contracts	—	1,444	—	—	—	1,444
Mutual Funds	134,514,097	—	—	—	—	134,514,097
Short Term Investments	2,764,835	—	—	—	—	2,764,835
Total	$171,449,609	$1,444	$—	$—	$—	$171,451,053

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$6,401	$—	$—	$—	$6,401
Equity Index Swap Agreements	—	—	—	43,423	—	43,423
Total	$—	$6,401	$—	$43,423	$—	$49,824

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 68.0%
SPDR S&P 500 ETF Trust	40,312	$9,503,150
Vanguard S&P 500 ETF	42,854	9,271,462
iShares Core U.S. Aggregate Bond ETF	74,406	8,072,307
iShares iBoxx $ Investment Grade Corporate Bond ETF	35,057	4,133,571
iShares Core S&P Mid-Capital ETF	17,703	3,031,108
iShares MSCI EAFE ETF	38,211	2,380,163
iShares Core S&P 500 ETF	2	475
Total Exchange-Traded Funds
(Cost $27,136,053)		36,392,236

MUTUAL FUNDS† - 30.0%
Guggenheim Variable Insurance Strategy Fund III[1]	383,349	9,610,549
Guggenheim Strategy Fund III[1]	152,128	3,804,727
Guggenheim Strategy Fund II1	68,032	1,700,801
Guggenheim Strategy Fund I1	38,309	959,642
Total Mutual Funds
(Cost $16,010,190)		16,075,719

SHORT-TERM INVESTMENTS† - 0.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[2]	498,420	498,420
Total Short-Term Investments
(Cost $498,420)		498,420

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bill
0.52% due 05/11/17[3,4]	500,000	499,621
Total U.S. Treasury Bills
(Cost $499,708)		499,621
Total Investments - 99.8%
(Cost $44,144,371)		$53,465,996
Other Assets & Liabilities, net - 0.2%		116,873
Total Net Assets - 100.0%		$53,582,869

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,148,591)	69	$179,484
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,283,270)	33	9,803
June 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $223,661)	2	4,638
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $108,730)	1	(7)
June 2017 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $274,257)	2	(812)
June 2017 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $95,125)	1	(1,504)
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,296,900)	11	(2,875)
(Total Aggregate Value of Contracts $10,430,534)		$188,727

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $7,722,873)	62	$4,535
June 2017 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,329,063)	20	1,954
(Total Aggregate Value of Contracts $12,051,936)		$6,489

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $112,619)	1	$2,891
June 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $669,187)	5	(75)
(Total Aggregate Value of Contracts $781,806)		$2,816

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2017 British Pound Futures Contracts (Aggregate Value of Contracts $549,105)	7	$(149)

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $155,574)	1	$1,445
June 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $181,945)	2	773
June 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $102,990)	1	58
April 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $109,133)	2	(3,271)

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $329,217)	1	$(8,780)
(Total Aggregate Value of Contracts $878,859)		$(9,775)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$2,891	$—	$—	$—	$2,891
Equity Futures Contracts	—	189,345	—	6,856	—	196,201
Exchange-Traded Funds	36,392,236	—	—	—	—	36,392,236
Interest Rate Futures Contracts	—	6,489	—	—	—	6,489
Mutual Funds	16,075,719	—	—	—	—	16,075,719
Short Term Investments	498,420	—	—	—	—	498,420
U.S. Treasury Bills	—	—	499,621	—	—	499,621
Total	$52,966,375	$198,725	$499,621	$6,856	$—	$53,671,577

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$224	$—	$—	$—	$224
Equity Futures Contracts	—	4,386	—	12,863	—	17,249
Total	$—	$4,610	$—	$12,863	$—	$17,473

*	Other financial instruments include futures contracts swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.4%
Financial - 28.5%
JPMorgan Chase & Co.	36,193	$3,179,194
Berkshire Hathaway, Inc. — Class B*	15,461	2,577,040
Citigroup, Inc.	38,590	2,308,454
Bank of America Corp.	93,808	2,212,931
Wells Fargo & Co.	31,519	1,754,348
Zions Bancorporation	36,235	1,521,870
Unum Group	31,494	1,476,754
BB&T Corp.	24,850	1,110,795
E*TRADE Financial Corp.*	28,274	986,480
KeyCorp	53,394	949,345
Assured Guaranty Ltd.	24,553	911,162
SunTrust Banks, Inc.	16,269	899,676
Charles Schwab Corp.	22,019	898,595
T. Rowe Price Group, Inc.	11,208	763,825
Piedmont Office Realty Trust, Inc. — Class A	35,550	760,059
Wintrust Financial Corp.	10,710	740,275
Huntington Bancshares, Inc.	49,943	668,737
American International Group, Inc.	10,384	648,274
Alleghany Corp.*	1,051	646,008
Equity Residential	10,032	624,192
Morgan Stanley	13,288	569,258
Sun Communities, Inc.	6,657	534,757
Popular, Inc.	12,383	504,360
Allstate Corp.	6,060	493,829
Radian Group, Inc.	27,464	493,253
Equity Commonwealth*	14,209	443,605
Prosperity Bancshares, Inc.	6,280	437,779
First American Financial Corp.	11,110	436,401
Hanover Insurance Group, Inc.	4,774	429,946
Host Hotels & Resorts, Inc.	22,000	410,520
Alexandria Real Estate Equities, Inc.	3,623	400,414
Ally Financial, Inc.	19,585	398,163
Prudential Financial, Inc.	3,683	392,902
Regions Financial Corp.	25,781	374,598
EastGroup Properties, Inc.	4,963	364,929
Howard Hughes Corp.*	2,937	344,363
Cousins Properties, Inc.	37,705	311,820
EPR Properties	4,154	305,859
PacWest Bancorp	4,978	265,128
Federated Investors, Inc. — Class B	9,657	254,365
Lexington Realty Trust	24,950	249,001
IBERIABANK Corp.	3,121	246,871
First Industrial Realty Trust, Inc.	9,038	240,682
Redwood Trust, Inc.	14,379	238,835
National Storage Affiliates Trust	9,992	238,809
DCT Industrial Trust, Inc.	4,751	228,618
CubeSmart	8,797	228,370
Spirit Realty Capital, Inc.	21,842	221,259
CoreCivic, Inc.	6,568	206,367
Camden Property Trust	2,492	200,506
Monogram Residential Trust, Inc.	19,284	192,261
Fulton Financial Corp.	9,801	174,948
Hartford Financial Services Group, Inc.	2,687	129,164
Customers Bancorp, Inc.*	3,193	100,675
Total Financial		36,700,629
Consumer, Non-cyclical - 16.7%
Johnson & Johnson	19,695	2,453,013
Pfizer, Inc.	47,521	1,625,693
Merck & Company, Inc.	22,873	1,453,350
Quest Diagnostics, Inc.	13,194	1,295,518
Bunge Ltd.	16,239	1,287,103
Procter & Gamble Co.	13,284	1,193,567
Zimmer Biomet Holdings, Inc.	8,320	1,015,955
United Rentals, Inc.*	7,682	960,634
Hormel Foods Corp.	21,001	727,264
HCA Holdings, Inc.*	7,782	692,520
Tyson Foods, Inc. — Class A	10,038	619,445
Akorn, Inc.*	24,641	593,355
UnitedHealth Group, Inc.	3,364	551,729
Mondelez International, Inc. — Class A	12,662	545,479
Navigant Consulting, Inc.*	23,360	534,010
Hershey Co.	4,559	498,071
DaVita, Inc.*	7,079	481,160
Emergent BioSolutions, Inc.*	16,131	468,444
Dr Pepper Snapple Group, Inc.	4,281	419,196
Sanderson Farms, Inc.	3,964	411,622
Perrigo Company plc	5,752	381,875
Medtronic plc	4,720	380,243
HealthSouth Corp.	8,880	380,153
Philip Morris International, Inc.	3,180	359,022
Premier, Inc. — Class A*	9,350	297,611
Dermira, Inc.*	7,999	272,846
Ingredion, Inc.	2,166	260,851
Acadia Healthcare Co., Inc.*	5,801	252,924
Dean Foods Co.	12,807	251,786
AmerisourceBergen Corp. — Class A	2,471	218,684
Molina Healthcare, Inc.*	4,483	204,425
Community Health Systems, Inc.*	16,294	144,528
Sprouts Farmers Market, Inc.*	6,047	139,807
Lannett Company, Inc.*	4,895	109,403
Total Consumer, Non-cyclical		21,481,286
Industrial - 12.1%
WestRock Co.	32,316	1,681,401
Orbital ATK, Inc.	13,686	1,341,228
General Electric Co.	39,991	1,191,732
Corning, Inc.	41,858	1,130,165
Republic Services, Inc. — Class A	16,303	1,023,991
Owens Corning	14,518	890,969
Jabil Circuit, Inc.	27,295	789,371
Timken Co.	17,043	770,344
United Technologies Corp.	5,724	642,290
Carlisle Companies, Inc.	5,553	590,895
Crane Co.	7,337	549,028
Eaton Corp. plc	6,518	483,310
Kirby Corp.*	6,397	451,309
Honeywell International, Inc.	3,573	446,161

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Industrial - 12.1% (continued)
Crown Holdings, Inc.*	8,217	$435,090
Snap-on, Inc.	2,221	374,616
Harris Corp.	3,264	363,185
FLIR Systems, Inc.	9,993	362,546
Summit Materials, Inc. — Class A*	13,874	342,827
ITT, Inc.	7,845	321,802
Scorpio Tankers, Inc.	70,039	310,973
Werner Enterprises, Inc.	11,820	309,684
Covenant Transportation Group, Inc. — Class A*	16,376	307,869
Owens-Illinois, Inc.*	10,765	219,391
Fabrinet*	3,040	127,771
Huntington Ingalls Industries, Inc.	583	116,740
Total Industrial		15,574,688
Energy - 10.5%
Chevron Corp.	25,300	2,716,462
Exxon Mobil Corp.	25,723	2,109,543
Kinder Morgan, Inc.	74,160	1,612,238
Marathon Oil Corp.	81,349	1,285,314
Rowan Companies plc — Class A*	51,730	805,953
Whiting Petroleum Corp.*	82,743	782,749
Valero Energy Corp.	10,843	718,783
Hess Corp.	12,900	621,909
Laredo Petroleum, Inc.*	27,205	397,193
Chesapeake Energy Corp.*	62,597	371,826
Apache Corp.	6,526	335,371
Oceaneering International, Inc.	11,919	322,767
Western Refining, Inc.	8,304	291,221
MRC Global, Inc.*	15,789	289,412
Oasis Petroleum, Inc.*	17,391	247,996
QEP Resources, Inc.*	17,476	222,120
Tesoro Corp.	2,515	203,866
Schlumberger Ltd.	2,554	199,467
Total Energy		13,534,190
Consumer, Cyclical - 8.1%
Wal-Mart Stores, Inc.	17,205	1,240,136
Goodyear Tire & Rubber Co.	31,296	1,126,656
Lear Corp.	7,314	1,035,516
DR Horton, Inc.	30,643	1,020,718
Southwest Airlines Co.	15,990	859,623
CVS Health Corp.	9,561	750,539
JetBlue Airways Corp.*	32,233	664,322
UniFirst Corp.	4,165	589,139
Target Corp.	9,280	512,163
PVH Corp.	4,819	498,622
PACCAR, Inc.	7,199	483,773
MGM Resorts International	14,955	409,767
Carnival Corp.	6,544	385,507
Deckers Outdoor Corp.*	5,402	322,661
CalAtlantic Group, Inc.	6,304	236,085
AutoNation, Inc.*	4,748	200,793
Williams-Sonoma, Inc.	2,205	118,232
Total Consumer, Cyclical		10,454,252
Utilities - 8.0%
Ameren Corp.	26,929	1,470,054
OGE Energy Corp.	35,851	1,254,068
UGI Corp.	21,026	1,038,685
FirstEnergy Corp.	29,657	943,686
Exelon Corp.	25,408	914,180
Public Service Enterprise Group, Inc.	18,645	826,906
Edison International	9,238	735,437
Pinnacle West Capital Corp.	7,141	595,417
Black Hills Corp.	8,511	565,726
Portland General Electric Co.	9,624	427,498
Avista Corp.	10,450	408,073
Duke Energy Corp.	4,420	362,484
AES Corp.	26,885	300,574
ONE Gas, Inc.	3,529	238,560
Calpine Corp.*	21,488	237,442
Total Utilities		10,318,790
Technology - 6.7%
Intel Corp.	42,340	1,527,204
CSRA, Inc.	38,756	1,135,163
Micron Technology, Inc.*	36,690	1,060,341
QUALCOMM, Inc.	16,349	937,452
Lam Research Corp.	7,037	903,269
Apple, Inc.	3,896	559,699
IXYS Corp.	28,722	417,905
Cray, Inc.*	16,255	355,985
Analog Devices, Inc.	4,201	344,272
Qorvo, Inc.*	4,849	332,447
Maxwell Technologies, Inc.*	46,286	268,922
NCR Corp.*	5,847	267,091
Photronics, Inc.*	22,113	236,609
VMware, Inc. — Class A*	2,500	230,350
Western Digital Corp.	1,518	125,281
Total Technology		8,701,990
Communications - 4.8%
Cisco Systems, Inc.	66,576	2,250,269
Scripps Networks Interactive, Inc. — Class A	11,959	937,227
Walt Disney Co.	4,408	499,823
EchoStar Corp. — Class A*	8,460	481,797
Time Warner, Inc.	4,818	470,767
DigitalGlobe, Inc.*	13,898	455,160
AT&T, Inc.	9,760	405,528
Verizon Communications, Inc.	7,439	362,651
Infinera Corp.*	26,284	268,885
NeoPhotonics Corp.*	10,027	90,343
Total Communications		6,222,450
Basic Materials - 3.0%
Dow Chemical Co.	24,480	1,555,459
Reliance Steel & Aluminum Co.	13,676	1,094,353
Nucor Corp.	6,647	396,959
Westlake Chemical Corp.	3,815	251,981
Olin Corp.	6,544	215,101
LyondellBasell Industries N.V. — Class A	2,274	207,366
Newmont Mining Corp.	2,907	95,815
Total Basic Materials		3,817,034
Total Common Stocks
(Cost $102,697,189)		126,805,309

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 1.4%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[1]	1,788,020	$1,788,020
Total Short-Term Investments
(Cost $1,788,020)		1,788,020
Total Investments - 99.8%
(Cost $104,485,209)		$128,593,329
Other Assets & Liabilities, net - 0.2%		301,629
Total Net Assets - 100.0%		$128,894,958

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.

plc —  Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$126,805,309	$—	$—	$126,805,309
Short-Term Investments	1,788,020	—	—	1,788,020
Total	$128,593,329	$—	$—	$128,593,329

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

		Shares	Value
COMMON STOCKS† - 1.3%
Technology - 0.6%
Aspect Software Parent, Inc.*,†††,1		25,824	$386,600
Aspect Software Parent, Inc.*,†††		9,527	142,624
Total Technology			529,224
Energy - 0.7%
SandRidge Energy, Inc.*		14,596	269,879
Titan Energy LLC*,1		10,783	196,251
Approach Resources, Inc.*		12,420	31,174
Stallion Oilfield Holdings Ltd.*,†††		19,265	12,040
Total Energy			509,344
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††		2,107	25,811
Aimia, Inc.		5	34
Total Communications			25,845
Diversified - 0.0%
Leucadia National Corp.		247	6,422
		–	–
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*		24	240
MEDIQ, Inc.*,†††		92	0
Total Consumer, Non-cyclical			240
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1		1,470,315	112
	*,1	–	–
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.		1	46
Chorus Aviation, Inc.		3	17
Total Consumer, Cyclical			63
Financial - 0.0%
Adelphia Recovery Trust*,†††		5,270	1
	*	–	–
Total Common Stocks
(Cost $2,931,638)			1,071,251

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
U.S. Shipping Corp. due *,††,1	24,529	24,529
Total Preferred Stocks
(Cost $625,000)		24,529

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18	2,406	22,183
Total Warrants
(Cost $20,248)		22,183

EXCHANGE-TRADED FUNDS† - 1.4%
SPDR Bloomberg Barclays High Yield Bond ETF	32,000	1,181,760
Total Exchange-Traded Funds
(Cost $1,145,729)		1,181,760

SHORT-TERM INVESTMENTS† - 2.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[2]	2,089,344	2,089,344
Total Short-Term Investments
(Cost $2,089,344)		2,089,344

	Face Amount[3]
CORPORATE BONDS†† - 83.9%
Communications - 15.2%
CSC Holdings LLC
6.75% due 11/15/21		$750,000	813,280
5.25% due 06/01/24		650,000	647,563
5.50% due 04/15/27[4]		150,000	152,438
DISH DBS Corp.
5.88% due 11/15/24		950,000	997,737
7.75% due 07/01/26		500,000	581,250
SFR Group S.A.
7.38% due 05/01/26[4]		625,000	643,750
6.00% due 05/15/22[4]		400,000	414,500
6.25% due 05/15/24[4]		200,000	201,250
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27		1,200,000	1,205,999
MDC Partners, Inc.
6.50% due 05/01/24[4]		950,000	906,063
Inmarsat Finance plc
4.88% due 05/15/22[4]		625,000	618,750
Cengage Learning, Inc.
9.50% due 06/15/24[4]		675,000	604,125
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	450,000	570,182
Sirius XM Radio, Inc.
5.38% due 07/15/26[4]		550,000	562,375
Virgin Media Finance plc
6.38% due 04/15/23[4]		500,000	521,250
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[4]		475,000	473,813
EIG Investors Corp.
10.88% due 02/01/24		375,000	398,438
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[4]		300,000	316,440
Altice US Finance I Corp.
5.50% due 05/15/26[4]		300,000	308,250
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]		300,000	290,250
Comcast Corp.
3.20% due 07/15/36		325,000	288,429
Ziggo Bond Finance BV
5.88% due 01/15/25[4]		200,000	201,500
Level 3 Financing, Inc.
5.25% due 03/15/26		200,000	201,000
Ziggo Secured Finance BV
5.50% due 01/15/27[4]		200,000	199,980
Cable One, Inc.
5.75% due 06/15/22[4]		150,000	156,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount[3]		Value
CORPORATE BONDS†† - 83.9% (continued)
Communications - 15.2% (continued)
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[4]	CAD	$150,000	$113,077
Total Communications			12,387,689
Energy - 13.8%
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21		1,000,000	1,019,999
Unit Corp.
6.63% due 05/15/21		1,000,000	985,000
CONSOL Energy, Inc.
8.00% due 04/01/23		450,000	473,062
5.88% due 04/15/22		450,000	444,938
Comstock Resources, Inc.
10.00% due 03/15/20		875,000	875,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		625,000	468,750
8.00% due 12/01/20		505,000	383,800
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[4]		350,000	325,500
6.38% due 06/15/23		350,000	268,625
9.38% due 05/01/20		250,000	235,675
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		450,000	499,401
5.00% due 03/15/27		150,000	156,801
Antero Resources Corp.
5.63% due 06/01/23		350,000	357,875
5.13% due 12/01/22		256,000	259,360
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[5]		750,000	450,000
8.63% due 10/15/20[5]		250,000	148,750
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25		475,000	484,500
QEP Resources, Inc.
5.25% due 05/01/23		250,000	245,098
6.88% due 03/01/21		200,000	212,500
Gibson Energy, Inc.
5.25% due 07/15/24[4]	CAD	600,000	451,179
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		400,000	417,000
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		400,000	417,000
TerraForm Power Operating LLC
6.38% due 02/01/23[4,6]		400,000	415,500
Pattern Energy Group, Inc.
5.88% due 02/01/24[4]		375,000	379,688
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25		275,000	273,625
FTS International, Inc.
8.63% due 06/15/20[4,7]		250,000	253,437
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25		175,000	178,719
Trinidad Drilling Ltd.
6.63% due 02/15/25[4]		150,000	149,813
Whiting Petroleum Corp.
5.75% due 03/15/21		75,000	74,250
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[5,9]		173,733	19,979
SemGroup, LP
8.75% due 11/15/15†††,1		1,700,000	2
Total Energy			11,324,826
Financial - 13.3%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]		1,105,000	1,116,049
7.50% due 04/15/21[4]		450,000	453,938
Kennedy-Wilson, Inc.
5.88% due 04/01/24		1,520,000	1,558,000
FBM Finance, Inc.
8.25% due 08/15/21[4]		950,000	1,007,000
American Equity Investment Life Holding Co.
6.63% due 07/15/21		750,000	778,125
NFP Corp.
9.00% due 07/15/21[4]		700,000	739,795
Citigroup, Inc.
6.30% due 12/29/49[7,8]		650,000	677,624
Greystar Real Estate Partners LLC
8.25% due 12/01/22[4]		500,000	539,375
Wilton Re Finance LLC
5.88% due 03/30/33[4,7]		400,000	407,500
NewStar Financial, Inc.
7.25% due 05/01/20		400,000	407,000
Credit Suisse Group AG
3.57% due 01/09/23[4]		400,000	399,368
EPR Properties
5.75% due 08/15/22		300,000	325,337
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[4]		300,000	303,750
Compass Bank
3.88% due 04/10/25		300,000	294,491
Goldman Sachs Group, Inc.
5.30%[7,8]		250,000	254,688
GEO Group, Inc.
6.00% due 04/15/26		250,000	253,181
Hospitality Properties Trust
4.50% due 03/15/25		250,000	250,944

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount[3]		Value
CORPORATE BONDS†† - 83.9% (continued)
Financial - 13.3% (continued)
PNC Financial Services Group, Inc.
5.00%[7,8]		$250,000	$248,750
Capital One Financial Corp.
3.75% due 07/28/26		250,000	242,095
M&T Bank Corp.
5.13%[7,8]		200,000	199,000
Cabot Financial Luxembourg S.A.
7.50% due 10/01/23	GBP	150,000	197,616
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]		180,000	180,450
HUB International Ltd.
9.25% due 02/15/21[4]		100,000	103,180
Total Financial			10,937,256
Consumer, Non-cyclical - 10.7%
Vector Group Ltd.
6.13% due 02/01/25[4]		1,650,000	1,685,062
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[4]		550,000	564,438
6.50% due 03/15/22[4]		200,000	205,750
Bumble Bee Holdco SCA
9.63% due 03/15/18[4]		784,000	760,480
Post Holdings, Inc.
5.50% due 03/01/25[4]		750,000	753,750
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]		675,000	696,938
WEX, Inc.
4.75% due 02/01/23[4]		650,000	639,410
Tenet Healthcare Corp.
7.50% due 01/01/22		525,000	566,999
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]		550,000	536,250
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]		450,000	453,375
Halyard Health, Inc.
6.25% due 10/15/22		375,000	386,250
Central Garden & Pet Co.
6.13% due 11/15/23		350,000	369,250
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[4]		275,000	291,500
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[4]		250,000	249,063
AMN Healthcare, Inc.
5.13% due 10/01/24[4]		225,000	227,250
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		200,000	210,500
Albertsons Cos. LLC / Safeway Inc. / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24		200,000	204,500
Total Consumer, Non-cyclical			8,800,765
Consumer, Cyclical - 8.6%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]		850,000	863,813
WMG Acquisition Corp.
6.75% due 04/15/22[4]		815,000	856,769
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22		900,000	850,499
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		750,000	705,000
6.50% due 05/01/21		150,000	142,500
Nathan's Famous, Inc.
10.00% due 03/15/20[4]		600,000	645,000
L Brands, Inc.
6.75% due 07/01/36		300,000	285,840
7.60% due 07/15/37		175,000	171,500
6.88% due 11/01/35		75,000	72,375
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27		275,000	277,406
5.88% due 11/15/26		150,000	151,688
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]		400,000	406,000
NPC International Incorporated / NPC Quality Burgers Inc / NPC Operating Company B Inc
10.50% due 01/15/20		350,000	360,850
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	344,750
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		300,000	295,500
TVL Finance PLC
8.50% due 05/15/23	GBP	200,000	275,548
Group 1 Automotive, Inc.
5.25% due 12/15/23[4]		200,000	202,000
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		150,000	160,125
Total Consumer, Cyclical			7,067,163
Technology - 7.0%
First Data Corp.
5.75% due 01/15/24[4]		850,000	876,775
5.00% due 01/15/24[4]		700,000	712,250
Epicor Software
9.40% due 06/21/23†††,1		1,150,000	1,123,550

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount[3]		Value
CORPORATE BONDS†† - 83.9% (continued)
Technology - 7.0% (continued)
Micron Technology, Inc.
5.25% due 08/01/23		$525,000	$538,125
7.50% due 09/15/23[4]		435,000	485,569
NCR Corp.
6.38% due 12/15/23		600,000	631,500
5.88% due 12/15/21		200,000	208,500
Open Text Corp.
5.88% due 06/01/26[4]		650,000	680,875
Microsoft Corp.
4.20% due 11/03/35[3]		200,000	209,683
Oracle Corp.
3.85% due 07/15/36		150,000	146,562
Infor US, Inc.
6.50% due 05/15/22		100,000	102,760
Total Technology			5,716,149
Industrial - 6.4%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]		900,000	944,999
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[4]		850,000	911,625
Novelis Corp.
5.88% due 09/30/26[4]		700,000	714,875
6.25% due 08/15/24[4]		100,000	104,250
Amsted Industries, Inc.
5.38% due 09/15/24[4]		650,000	651,625
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		500,000	550,000
BWAY Holding Co.
5.50% due 04/15/24[4]		400,000	403,252
Standard Industries, Inc.
5.50% due 02/15/23[4]		200,000	204,500
5.00% due 02/15/27[4]		100,000	98,000
Levi Strauss & Co.
3.38% due 03/15/27	EUR	200,000	213,744
Infor US, Inc.
5.75% due 05/15/22	EUR	150,000	165,307
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[4]		125,000	133,750
LMI Aerospace, Inc.
7.38% due 07/15/19		125,000	129,688
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21		64,814	66,596
Total Industrial			5,292,211
Utilities - 5.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]		1,150,000	1,193,262
Terraform Global Operating LLC
9.75% due 08/15/22[4]		850,000	953,063
AES Corp.
6.00% due 05/15/26		850,000	879,750
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		350,000	347,375
5.75% due 05/20/27		350,000	345,538
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24		500,000	502,500
Total Utilities			4,221,488
Basic Materials - 3.8%
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[4]		800,000	871,999
6.75% due 09/30/24[4]		300,000	321,750
Eldorado Gold Corp.
6.13% due 12/15/20[4]		690,000	707,250
Constellium N.V.
7.88% due 04/01/21[4]		500,000	533,750
Yamana Gold, Inc.
4.95% due 07/15/24		300,000	301,500
PQ Corp.
6.75% due 11/15/22[4]		200,000	213,000
Kaiser Aluminum Corp.
5.88% due 05/15/24		150,000	156,329
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]		390,085	27,306
1.00% due 09/10/44†††,1		7,799	–
Total Basic Materials			3,132,884
Total Corporate Bonds
(Cost $68,693,156)			68,880,431

SENIOR FLOATING RATE INTERESTS†† - 25.1%
Technology - 5.5%
Sparta Holding Corp.
6.65% due 07/28/20†††,1		668,540	664,833
Masergy Holdings, Inc.
5.50% due 12/15/23		473,813	476,774
GTT Communications, Inc.
5.00% due 01/09/24		399,000	403,988
Cypress Intermediate Holdings III, Inc.
4.00% due 03/31/24		400,000	393,200
EIG Investors Corp.
6.04% due 02/09/23		344,724	347,023
Planview, Inc. (PHNTM Holdings, Inc.)
6.25% due 01/27/23†††,1		350,000	344,750
Infor (US), Inc.
3.75% due 02/01/22	EUR	275,000	295,230
Verisure Cayman 2
3.75% due 10/21/22	EUR	250,000	268,279
Kronos, Inc.
5.03% due 11/01/23		249,375	250,649
Oberthur Technologies of America Corp.
3.75% due 01/10/24		209,868	211,180
TIBCO Software, Inc.
5.50% due 12/04/20		197,481	199,414
Go Daddy Operating Company LLC
3.41% due 02/15/24		193,243	193,413

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount[3]	Value
SENIOR FLOATING RATE INTERESTS†† - 25.1% (continued)
Technology - 5.5% (continued)
Microsemi Corp.
3.23% due 01/15/23	$185,710	$186,551
Advanced Computer Software
10.56% due 01/31/23[1]	200,000	181,834
Aspect Software, Inc.
11.28% due 05/25/20	14,650	14,632
Total Technology		4,431,750
Consumer, Cyclical - 4.9%
Mavis Tire
6.25% due 11/02/20†††,1	491,250	486,291
Sears Holdings Corp.
5.50% due 06/30/18	369,465	364,500
Leslie's Poolmart, Inc.
4.77% due 08/16/23	349,123	350,170
Advantage Sales & Marketing LLC
3.86% due 07/25/19†††,1	360,000	338,482
Equinox Holdings, Inc.
4.25% due 03/08/24	300,000	302,157
BBB Industries, LLC
6.00% due 11/03/21	300,000	300,189
CH Hold Corp.
4.00% due 02/01/24	272,727	274,432
Navistar Inc.
5.00% due 08/07/20	246,875	249,344
Belk, Inc.
5.76% due 12/12/22	280,802	236,475
Blue Nile, Inc.
7.50% due 02/17/23	225,000	220,500
Fitness International LLC
5.40% due 07/01/20	199,500	201,744
Greektown Holdings LLC
3.75% due 03/20/24	200,000	199,876
Amaya Holdings B.V.
4.65% due 08/01/21	198,959	199,292
National Vision, Inc.
4.00% due 03/12/21	174,550	174,405
Acosta, Inc.
3.82% due 09/26/19†††,1	155,556	145,252
Total Consumer, Cyclical		4,043,109
Consumer, Non-cyclical - 4.7%
Halyard Health
3.73% due 11/01/21	675,000	680,487
IHC Holding Corp.
7.02% due 04/30/21†††,1	541,750	536,220
NES Global Talent
6.54% due 10/03/19[1]	557,327	501,594
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[1]	530,000	473,465
Change Healthcare Holdings, Inc.
3.75% due 03/01/24	350,000	350,438
Give and Go Prepared Foods Corp.
6.65% due 07/29/23	278,675	281,462
CTI Foods Holding Co. LLC
8.40% due 06/28/21	300,000	270,000
Project Ruby Ultimate Parent Corp.
4.75% due 02/09/24	250,000	250,730
Arctic Glacier Group Holdings, Inc.
5.25% due 03/20/24	200,000	201,750
JBS USA Lux SA
3.29% due 10/30/22	200,000	200,626
Sterigenics-Norion Holdings
4.00% due 05/16/22	150,000	149,415
Total Consumer, Non-cyclical		3,896,187
Industrial - 3.6%
Zodiac Pool Solutions LLC
5.65% due 12/20/23	498,750	501,657
Advanced Integration Technology LP
6.50% due 07/22/21	428,750	431,429
VC GB Holdings, Inc.
4.75% due 02/28/24	350,000	351,750
Milacron LLC
3.98% due 09/28/23	349,125	350,654
Hardware Holdings LLC
7.68% due 03/30/20†††,1	307,125	300,983
CareCore National LLC
5.50% due 03/05/21	292,412	293,143
ProAmpac PG Borrower LLC
5.06% due 11/20/23	200,000	201,400
ILPEA Parent, Inc.
6.50% due 03/02/23	175,000	174,344
Mast Global
7.75% due 09/12/19†††,1	172,700	171,988
BWAY Holding Co.
3.25% due 04/03/24	125,000	124,610
NANA Development Corp.
8.00% due 03/15/18[1]	30,000	29,250
Total Industrial		2,931,208
Communications - 2.4%
Sprint Communications, Inc.
3.50% due 02/02/24	550,000	549,609
Anaren, Inc.
9.40% due 08/18/21[1]	500,000	486,875
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	497,494	473,395
Ziggo Secured Finance BV
3.41% due 04/15/25	300,000	299,499
Neustar, Inc.
4.75% due 03/01/24	175,000	176,969
Total Communications		1,986,347
Financial - 2.2%
National Financial Partners Corp.
4.65% due 01/08/24	498,750	503,738
Outerwall, Inc.
5.25% due 09/27/23	398,000	401,184

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount[3]	Value
SENIOR FLOATING RATE INTERESTS†† - 25.1% (continued)
Financial - 2.2% (continued)
York Risk Services
4.90% due 10/01/21[1]	$372,381	$361,675
Acrisure LLC
5.90% due 11/22/23	289,048	293,383
LPL Holdings, Inc.
3.77% due 03/11/24	275,000	275,173
Total Financial		1,835,153
Utilities - 1.6%
Invenergy Thermal Operating I, LLC
6.65% due 10/19/22	385,590	370,166
Moss Creek Resources LLC
9.00% due 03/29/22[1]	375,000	369,285
Viva Alamo LLC
5.30% due 02/22/21	348,207	330,797
Exgen Texas Power LLC
5.90% due 09/18/21	397,959	258,176
Total Utilities		1,328,424
Basic Materials - 0.2%
ASP Chromaflo Dutch I B.V.
5.00% due 11/20/23	112,773	113,267
ASP Chromaflo Intermediate Holdings, Inc.
5.00% due 11/20/23	86,727	87,107
Total Basic Materials		200,374
Total Senior Floating Rate Interests
(Cost $20,676,880)		20,652,552

SENIOR FIXED RATE INTERESTS†† - 0.9%
Financial - 0.9%
Magic Newco, LLC
12.00% due 06/12/19	700,000	733,250
Total Senior Fixed Rate Interests
(Cost $736,799)		733,250

ASSET-BACKED SECURITIES†† - 0.1%
Collateralized Debt Obligations - 0.1%
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[4,7]	60,322	59,593
Total Asset-Backed Securities
(Cost $60,322)		59,593
Total Investments - 115.2%
(Cost $96,979,116)		$94,714,893
Other Assets & Liabilities, net - (15.2)%		(12,497,795)
Total Net Assets - 100.0%		$82,217,098

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/ Depreciation
J.P. Morgan	(274,000)	EUR	04/11/17	$295,771	$292,436	$3,335
J.P. Morgan	(755,000)	CAD	04/11/17	564,304	567,833	(3,529)
Deutsche Bank	299,000	EUR	04/11/17	(323,393)	319,118	(4,275)
J.P. Morgan	1,015,000	EUR	04/11/17	(1,090,439)	1,083,294	(7,145)
Bank of America	(2,289,000)	EUR	04/11/17	2,426,723	2,443,014	(16,291)
Barclays	(846,000)	GBP	04/11/17	1,031,694	1,060,201	(28,507)
						$(56,412)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	The face amount is denominated in U.S. dollars unless otherwise noted.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $41,340,929 (cost $40,457,813), or 50.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[8]	Perpetual maturity.
[9]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $19,979 (cost $111,437), or 0.0% of total net assets.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments in March 31, 2017 (See Note 3 in Notes to Schedule of Investments).

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$59,593	$—	$—	$59,593
Common Stocks	504,063	25,811	—	541,377	1,071,251
Corporate Bonds	—	67,756,879	—	1,123,552	68,880,431
Forward Foreign Currency Exchange Contracts	—	—	3,335	—	3,335
Exchange-Traded Funds	1,181,760	—	—	—	1,181,760
Preferred Stocks	—	24,529	—	—	24,529
Senior Fixed Rate Interests	—	733,250	—	—	733,250
Senior Floating Rate Interests	—	17,663,753	—	2,988,799	20,652,552
Short Term Investments	2,089,344	—	—	—	2,089,344
Warrants	—	22,183	—	—	22,183
Total	$3,775,167	$86,285,998	$3,335	$4,653,728	$94,718,228

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$59,747	$—	$59,747

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 03/31/17	Valuation Technique	Unobservable Inputs	Input Values
Common Stocks	$529,225	Enterprise Value	Valuation Multiple	7.0x %
Common Stocks	12,040	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Common Stocks	112	Model Price	Liquidation value	–
Corporate Bonds	1,123,552	Model Price	Market Comparable Yields	8.7%
Senior Floating Rate Interests	1,806,846	Model Price	Purchase Price	–
Senior Floating Rate Interests	536,220	Model Price	Market Comparable Yields	5.7%
Senior Floating Rate Interests	344,750	Model Price	Trade Price	–
Senior Floating Rate Interests	300,983	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Total	$4,653,728

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period. As of March 31, 2017, Series P (High Yield Series) had a security with a total value of $71,943 transfer out of Level 3 into Level 2 and a security with a total value of $12,040 transfer into Level 3 from Level 1 due to changes in the security's valuation method using observable market inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Common	Corporate	Senior Floating
	Stocks	Bonds	Rate Interests	Total
Series P (High Yield Series)
Assets:
Beginning Balance	$488,484	$1,762,119	$2,226,310	$4,476,913
Purchases	231,341	-	869,650	1,100,991
Sales, maturities and paydowns	-	(617,500)	(139,113)	(756,613)
Total realized gains or losses included in earnings	(9)	(1)	(693)	(703)
Total change in unrealized gains or losses included in earnings	(190,479)	50,877	32,645	(106,957)
Transfers into Level 3	12,040	-	-	12,040
Transfers out of Level 3	-	(71,943)	-	(71,943)
Ending Balance	$541,377	$1,123,552	$2,988,799	$4,653,728
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$22,528	$(834)	$26,457	$48,151

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.3%
Financial - 38.6%
Cathay General Bancorp	46,690	$1,759,279
Wintrust Financial Corp.	23,644	1,634,274
1st Source Corp.	33,231	1,560,195
Berkshire Hills Bancorp, Inc.	41,854	1,508,837
Fulton Financial Corp.	83,819	1,496,169
Navigators Group, Inc.	23,866	1,295,923
First Citizens BancShares, Inc. — Class A	3,671	1,231,143
Prosperity Bancshares, Inc.	17,458	1,216,997
Argo Group International Holdings Ltd.	17,845	1,209,891
Hanmi Financial Corp.	39,023	1,199,957
Equity Commonwealth*	37,882	1,182,676
Horace Mann Educators Corp.	27,610	1,133,391
Investors Bancorp, Inc.	75,872	1,091,039
Umpqua Holdings Corp.	60,085	1,065,908
Radian Group, Inc.	56,743	1,019,104
Trustmark Corp.	31,926	1,014,928
Hanover Insurance Group, Inc.	11,243	1,012,545
TriCo Bancshares	26,062	925,983
Valley National Bancorp	76,261	899,880
Forestar Group, Inc.*	63,062	860,796
Hersha Hospitality Trust	44,987	845,306
Farmer Mac — Class C	14,186	816,688
Old National Bancorp	44,259	767,894
CubeSmart	28,984	752,425
EPR Properties	9,656	710,972
Hancock Holding Co.	14,415	656,603
MBIA, Inc.*	77,464	656,120
Capital Bank Financial Corp. — Class A	14,595	633,423
FNB Corp.	41,286	613,923
Flagstar Bancorp, Inc.*	21,385	602,843
Cousins Properties, Inc.	70,595	583,821
Sunstone Hotel Investors, Inc.	36,027	552,294
Genworth Financial, Inc. — Class A*	133,112	548,421
Redwood Trust, Inc.	32,792	544,675
IBERIABANK Corp.	6,884	544,524
Lexington Realty Trust	54,490	543,810
Summit Hotel Properties, Inc.	33,928	542,169
First Industrial Realty Trust, Inc.	20,067	534,384
LaSalle Hotel Properties	18,258	528,569
MB Financial, Inc.	12,239	524,074
DCT Industrial Trust, Inc.	10,831	521,188
First Merchants Corp.	13,213	519,535
Hilltop Holdings, Inc.	17,999	494,433
iStar, Inc.*	41,331	487,706
CoreCivic, Inc.	15,151	476,044
Washington Federal, Inc.	11,976	396,406
Stifel Financial Corp.*	7,447	373,765
Sterling Bancorp	13,443	318,599
Janus Capital Group, Inc.	16,208	213,946
Total Financial		40,623,475
Industrial - 11.5%
Sanmina Corp.*	39,658	1,610,115
Methode Electronics, Inc.	25,662	1,170,187
TriMas Corp.*	49,256	1,022,062
GATX Corp.	13,553	826,191
ITT, Inc.	19,755	810,350
Werner Enterprises, Inc.	25,376	664,851
Argan, Inc.	9,946	657,928
Trinseo S.A.	8,584	575,986
FLIR Systems, Inc.	15,866	575,618
Kirby Corp.*	8,069	569,268
Summit Materials, Inc. — Class A*	23,037	569,244
Crane Co.	7,542	564,368
Marten Transport Ltd.	23,746	556,844
Ryder System, Inc.	7,145	539,019
Esterline Technologies Corp.*	6,185	532,219
Scorpio Tankers, Inc.	113,782	505,192
Oshkosh Corp.	3,964	271,891
Rand Logistics, Inc.*	119,809	76,678
Total Industrial		12,098,011
Consumer, Non-cyclical - 11.3%
Dean Foods Co.	75,305	1,480,497
Sanderson Farms, Inc.	10,963	1,138,398
Molina Healthcare, Inc.*	23,184	1,057,190
Emergent BioSolutions, Inc.*	31,062	902,040
Premier, Inc. — Class A*	26,870	855,272
Fresh Del Monte Produce, Inc.	12,184	721,658
Air Methods Corp.*	15,715	675,745
Navigant Consulting, Inc.*	28,245	645,682
HealthSouth Corp.	14,520	621,601
AMN Healthcare Services, Inc.*	15,291	620,815
Carriage Services, Inc. — Class A	21,530	583,894
Lannett Company, Inc.*	24,201	540,892
Community Health Systems, Inc.*	60,830	539,562
FTI Consulting, Inc.*	12,341	508,079
Universal Corp.	5,760	407,520
United Rentals, Inc.*	2,988	373,649
Darling Ingredients, Inc.*	15,418	223,869
Total Consumer, Non-cyclical		11,896,363
Consumer, Cyclical - 10.0%
Century Communities, Inc.*	69,931	1,776,246
UniFirst Corp.	10,367	1,466,412
Wabash National Corp.	65,187	1,348,719
International Speedway Corp. — Class A	30,021	1,109,276
Cooper Tire & Rubber Co.	13,519	599,568
Meritage Homes Corp.*	14,802	544,714
Tenneco, Inc.	8,475	529,010
Asbury Automotive Group, Inc.*	8,724	524,312
Unifi, Inc.*	16,961	481,523
Hawaiian Holdings, Inc.*	10,354	480,943
La-Z-Boy, Inc.	14,764	398,628
Caleres, Inc.	10,184	269,061
Tuesday Morning Corp.*	71,560	268,350
Genesco, Inc.*	4,519	250,579
Deckers Outdoor Corp.*	3,837	229,184
DSW, Inc. — Class A	9,988	206,552
Total Consumer, Cyclical		10,483,077
Utilities - 7.6%
Portland General Electric Co.	38,360	1,703,951
Avista Corp.	38,357	1,497,841
Spire, Inc.	20,457	1,380,848

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Utilities - 7.6% (continued)
Black Hills Corp.	19,137	$1,272,036
ONE Gas, Inc.	10,744	726,294
Calpine Corp.*	49,761	549,859
ALLETE, Inc.	6,984	472,887
Southwest Gas Holdings, Inc.	5,057	419,276
Total Utilities		8,022,992
Energy - 6.1%
Oasis Petroleum, Inc.*	101,022	1,440,573
Laredo Petroleum, Inc.*	84,335	1,231,291
Rowan Companies plc — Class A*	37,020	576,772
Chesapeake Energy Corp.*	92,985	552,331
Oceaneering International, Inc.	19,370	524,540
Delek US Holdings, Inc.	21,535	522,655
MRC Global, Inc.*	26,118	478,743
Western Refining, Inc.	13,560	475,549
Gulfport Energy Corp.*	24,623	423,269
Jones Energy, Inc. — Class A*	96,604	246,341
Total Energy		6,472,064
Communications - 5.2%
Viavi Solutions, Inc.*	128,107	1,373,307
DigitalGlobe, Inc.*	32,855	1,076,001
Bankrate, Inc.*	90,259	870,999
NeoPhotonics Corp.*	84,384	760,300
Infinera Corp.*	59,673	610,455
Scholastic Corp.	12,352	525,825
Time, Inc.	14,200	274,770
Total Communications		5,491,657
Technology - 5.0%
IXYS Corp.	74,091	1,078,024
Axcelis Technologies, Inc.*	47,737	897,455
Photronics, Inc.*	69,609	744,816
MicroStrategy, Inc. — Class A*	3,902	732,796
Cray, Inc.*	26,117	571,962
Maxwell Technologies, Inc.*	97,468	566,289
ManTech International Corp. — Class A	10,317	357,278
InnerWorkings, Inc.*	27,332	272,227
Total Technology		5,220,847
Basic Materials - 3.0%
Kaiser Aluminum Corp.	13,591	1,085,920
Reliance Steel & Aluminum Co.	11,980	958,640
Olin Corp.	18,225	599,056
Chemtura Corp.*	16,958	566,397
Total Basic Materials		3,210,013
Total Common Stocks
(Cost $87,172,626)		103,518,499

CONVERTIBLE PREFERRED STOCKS††† - 0.0%**
Thermoenergy Corp.*,1,3	116,667	1
Total Convertible Preferred Stocks
(Cost $111,410)		1

SHORT-TERM INVESTMENTS† - 2.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[2]	2,112,179	2,112,179
Total Short-Term Investments
(Cost $2,112,179)		2,112,179
Total Investments - 100.3%
(Cost $89,396,215)		$105,630,679
Other Assets & Liabilities, net - (0.3)%		(321,591)
Total Net Assets - 100.0%		$105,309,088

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Illiquid security.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$103,518,499	$—	$—	$103,518,499
Convertible Preferred Stocks	—	—	1	1
Short-Term Investments	2,112,179	—	—	2,112,179
Total	$105,630,678	$—	$1	$105,630,679

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

For the period ended March 31, 2017, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.4%
Financial - 31.5%
Zions Bancorporation	120,024	$5,041,008
KeyCorp	283,490	5,040,451
Wintrust Financial Corp.	59,683	4,125,289
Alleghany Corp.*	6,260	3,847,772
Huntington Bancshares, Inc.	276,053	3,696,350
Unum Group	71,036	3,330,878
Equity Commonwealth*	97,299	3,037,674
Radian Group, Inc.	166,959	2,998,584
Popular, Inc.	72,992	2,972,964
E*TRADE Financial Corp.*	80,819	2,819,775
First American Financial Corp.	66,819	2,624,650
Alexandria Real Estate Equities, Inc.	21,150	2,337,498
Prosperity Bancshares, Inc.	33,197	2,314,163
EastGroup Properties, Inc.	29,454	2,165,753
Sun Communities, Inc.	25,927	2,082,716
Howard Hughes Corp.*	17,500	2,051,875
EPR Properties	24,658	1,815,570
Assured Guaranty Ltd.	48,101	1,785,028
First Merchants Corp.	43,303	1,702,674
Cousins Properties, Inc.	205,223	1,697,194
National Storage Affiliates Trust	59,234	1,415,693
Redwood Trust, Inc.	84,906	1,410,289
IBERIABANK Corp.	17,708	1,400,703
First Industrial Realty Trust, Inc.	50,968	1,357,278
Lexington Realty Trust	135,179	1,349,086
DCT Industrial Trust, Inc.	27,560	1,326,187
CubeSmart	50,174	1,302,517
Piedmont Office Realty Trust, Inc. — Class A	60,325	1,289,749
Customers Bancorp, Inc.*	39,963	1,260,033
Spirit Realty Capital, Inc.	123,340	1,249,434
CoreCivic, Inc.	36,363	1,142,525
Camden Property Trust	13,652	1,098,440
Monogram Residential Trust, Inc.	107,276	1,069,542
PacWest Bancorp	19,123	1,018,491
Fulton Financial Corp.	49,937	891,375
Farmer Mac — Class C	12,634	727,339
Hanover Insurance Group, Inc.	7,169	645,640
Apartment Investment & Management Co. — Class A	12,678	562,269
Total Financial		78,004,456
Industrial - 17.4%
WestRock Co.	86,224	4,486,235
Oshkosh Corp.	52,021	3,568,120
Gentex Corp.	163,452	3,486,430
Corning, Inc.	119,203	3,218,481
Orbital ATK, Inc.	30,178	2,957,444
Kirby Corp.*	38,695	2,729,932
FLIR Systems, Inc.	60,037	2,178,142
Harris Corp.	19,530	2,173,103
Covenant Transportation Group, Inc. — Class A*	111,006	2,086,913
Crane Co.	26,321	1,969,600
ITT, Inc.	46,902	1,923,920
Scorpio Tankers, Inc.	403,825	1,792,983
Summit Materials, Inc. — Class A*	69,452	1,716,159
Werner Enterprises, Inc.	64,898	1,700,328
Huntington Ingalls Industries, Inc.	6,701	1,341,808
Owens Corning	21,753	1,334,982
Sonoco Products Co.	24,110	1,275,901
Valmont Industries, Inc.	8,100	1,259,550
Owens-Illinois, Inc.*	60,899	1,241,122
Fabrinet*	17,754	746,201
Total Industrial		43,187,354
Consumer, Non-cyclical - 12.8%
Quest Diagnostics, Inc.	34,846	3,421,529
Bunge Ltd.	37,167	2,945,856
Emergent BioSolutions, Inc.*	92,592	2,688,872
Navigant Consulting, Inc.*	112,364	2,568,641
Perrigo Company plc	34,628	2,298,953
Sanderson Farms, Inc.	21,914	2,275,550
United Rentals, Inc.*	15,397	1,925,395
Premier, Inc. — Class A*	55,293	1,759,976
Dermira, Inc.*	45,406	1,548,799
Acadia Healthcare Co., Inc.*	32,923	1,435,442
Sprouts Farmers Market, Inc.*	61,692	1,426,319
Dean Foods Co.	72,166	1,418,784
Akorn, Inc.*	57,749	1,390,596
HealthSouth Corp.	30,057	1,286,740
Hormel Foods Corp.	35,070	1,214,474
Molina Healthcare, Inc.*	26,154	1,192,622
Community Health Systems, Inc.*	95,664	848,540
Total Consumer, Non-cyclical		31,647,088
Utilities - 9.5%
OGE Energy Corp.	110,141	3,852,732
Black Hills Corp.	46,789	3,110,065
Ameren Corp.	52,979	2,892,124
Portland General Electric Co.	57,094	2,536,115
Pinnacle West Capital Corp.	28,096	2,342,644
Avista Corp.	57,557	2,247,601
UGI Corp.	41,401	2,045,210
AES Corp.	161,810	1,809,036
Calpine Corp.*	125,363	1,385,261
ONE Gas, Inc.	20,367	1,376,809
Total Utilities		23,597,597
Technology - 8.0%
Micron Technology, Inc.*	114,217	3,300,871
Lam Research Corp.	19,969	2,563,220
CSRA, Inc.	75,971	2,225,191
Cray, Inc.*	98,287	2,152,485
Analog Devices, Inc.	24,983	2,047,357
Qorvo, Inc.*	28,838	1,977,133
IXYS Corp.	132,972	1,934,743
Maxwell Technologies, Inc.*	269,895	1,568,090
Photronics, Inc.*	130,571	1,397,110
Western Digital Corp.	8,867	731,794
Total Technology		19,897,994
Consumer, Cyclical - 7.5%
UniFirst Corp.	24,785	3,505,838
PVH Corp.	29,633	3,066,127
DR Horton, Inc.	90,743	3,022,649
Goodyear Tire & Rubber Co.	59,964	2,158,704
CalAtlantic Group, Inc.	34,661	1,298,054

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Cyclical - 7.5% (continued)
Deckers Outdoor Corp.*	21,616	$1,291,124
PACCAR, Inc.	18,973	1,274,986
JetBlue Airways Corp.*	59,103	1,218,113
AutoNation, Inc.*	27,032	1,143,183
Williams-Sonoma, Inc.	12,943	694,004
Total Consumer, Cyclical		18,672,782
Energy - 6.2%
Marathon Oil Corp.	156,455	2,471,989
Whiting Petroleum Corp.*	206,780	1,956,138
Oceaneering International, Inc.	70,869	1,919,133
MRC Global, Inc.*	94,140	1,725,586
Chesapeake Energy Corp.*	262,391	1,558,602
Oasis Petroleum, Inc.*	100,355	1,431,062
Rowan Companies plc — Class A*	88,446	1,377,989
Tesoro Corp.	14,351	1,163,292
Western Refining, Inc.	32,981	1,156,644
Gulfport Energy Corp.*	40,709	699,788
HydroGen Corp.*,†††,1	672,346	1
Total Energy		15,460,224
Basic Materials - 2.8%
Reliance Steel & Aluminum Co.	29,757	2,381,155
Westlake Chemical Corp.	21,690	1,432,625
Nucor Corp.	21,990	1,313,243
Olin Corp.	36,958	1,214,809
Newmont Mining Corp.	16,902	557,090
Total Basic Materials		6,898,922
Communications - 2.7%
Scripps Networks Interactive, Inc. — Class A	34,514	2,704,862
DigitalGlobe, Inc.*	56,909	1,863,770
Infinera Corp.*	150,304	1,537,610
NeoPhotonics Corp.*	58,565	527,671
Total Communications		6,633,913
Total Common Stocks
(Cost $205,791,242)		244,000,330

CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp. due *,†††,2		308,333	4
	*,2	–	–
Total Convertible Preferred Stocks
(Cost $294,438)			4

SHORT-TERM INVESTMENTS† - 2.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[3]	5,135,096	5,135,096
Total Short-Term Investments
(Cost $5,135,096)		5,135,096
Total Investments - 100.5%
(Cost $211,220,776)		$249,135,430
Other Assets & Liabilities, net - (0.5)%		(1,348,474)
Total Net Assets - 100.0%		$247,786,956

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
[1]	Affiliated issuer.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of March 31, 2017.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$244,000,329	$—	$1	$244,000,330
Convertible Preferred Stocks	—	—	4	4
Short Term Investments	5,135,096	—	—	5,135,096
Total	$249,135,425	$—	$5	$249,135,430

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 20.7%
Consumer, Non-cyclical - 7.7%
HealthSouth Corp.	2,398	$102,658
Molina Healthcare, Inc.*	1,890	86,184
Darling Ingredients, Inc.*	5,343	77,580
Owens & Minor, Inc.	1,872	64,771
PAREXEL International Corp.*	993	62,668
Deluxe Corp.	842	60,767
Travelport Worldwide Ltd.	4,921	57,921
Fresh Del Monte Produce, Inc.	895	53,011
Cimpress N.V.*	578	49,818
Dean Foods Co.	2,512	49,386
Incorporated Research Holdings, Inc. — Class A*	1,023	46,905
Magellan Health, Inc.*	678	46,816
Catalent, Inc.*	1,653	46,813
Brink's Co.	861	46,020
AMN Healthcare Services, Inc.*	1,116	45,310
Myriad Genetics, Inc.*	2,187	41,991
HMS Holdings Corp.*	1,912	38,871
Cambrex Corp.*	703	38,700
Central Garden & Pet Co. — Class A*	1,088	37,775
Sucampo Pharmaceuticals, Inc. — Class A*	3,385	37,236
Ophthotech Corp.*	10,030	36,710
Chemed Corp.	198	36,173
B&G Foods, Inc.	887	35,702
EVERTEC, Inc.	2,236	35,552
Horizon Pharma plc*	2,395	35,398
Select Medical Holdings Corp.*	2,650	35,378
NuVasive, Inc.*	473	35,323
Five Prime Therapeutics, Inc.*	940	33,981
Depomed, Inc.*	2,634	33,057
Exelixis, Inc.*	1,521	32,960
AMAG Pharmaceuticals, Inc.*	1,427	32,179
Inter Parfums, Inc.	875	31,981
Impax Laboratories, Inc.*	2,498	31,599
Medifast, Inc.	711	31,547
LHC Group, Inc.*	576	31,046
Landauer, Inc.	632	30,810
Emergent BioSolutions, Inc.*	1,058	30,724
Globus Medical, Inc. — Class A*	1,031	30,538
US Physical Therapy, Inc.	464	30,299
Premier, Inc. — Class A*	918	29,220
Civitas Solutions, Inc.*	1,544	28,332
Integra LifeSciences Holdings Corp.*	664	27,974
Supernus Pharmaceuticals, Inc.*	858	26,855
Prestige Brands Holdings, Inc.*	479	26,613
SP Plus Corp.*	775	26,156
Masimo Corp.*	274	25,553
Natural Health Trends Corp.	884	25,548
Boston Beer Company, Inc. — Class A*	176	25,458
Meridian Bioscience, Inc.	1,807	24,937
Ligand Pharmaceuticals, Inc. — Class B*	232	24,555
Diplomat Pharmacy, Inc.*	1,535	24,483
Vector Group Ltd.	1,171	24,357
PRA Health Sciences, Inc.*	372	24,266
On Assignment, Inc.*	499	24,216
Coca-Cola Bottling Company Consolidated	117	24,104
Quidel Corp.*	1,063	24,066
Providence Service Corp.*	538	23,909
Orthofix International N.V.*	620	23,653
Phibro Animal Health Corp. — Class A	840	23,604
Cross Country Healthcare, Inc.*	1,630	23,407
Repligen Corp.*	664	23,373
Grand Canyon Education, Inc.*	325	23,273
Cantel Medical Corp.	290	23,229
BioSpecifics Technologies Corp.*	423	23,180
Chefs' Warehouse, Inc.*	1,659	23,060
Avon Products, Inc.*	5,196	22,862
Omega Protein Corp.	1,127	22,596
Huron Consulting Group, Inc.*	535	22,524
Alder Biopharmaceuticals, Inc.*	1,075	22,360
Lexicon Pharmaceuticals, Inc.*	1,552	22,256
Ironwood Pharmaceuticals, Inc. — Class A*	1,277	21,786
Abaxis, Inc.	449	21,777
FTI Consulting, Inc.*	514	21,161
Radius Health, Inc.*	547	21,142
HealthEquity, Inc.*	491	20,843
Monro Muffler Brake, Inc.	399	20,788
MacroGenics, Inc.*	1,117	20,776
Mirati Therapeutics, Inc.*	3,851	20,025
Ultragenyx Pharmaceutical, Inc.*	290	19,656
Great Lakes Dredge & Dock Corp.*	4,897	19,588
Kite Pharma, Inc.*	231	18,131
Amphastar Pharmaceuticals, Inc.*	1,197	17,357
Clovis Oncology, Inc.*	272	17,318
TESARO, Inc.*	95	14,618
Total Consumer, Non-cyclical		2,757,103
Technology - 3.4%
Microsemi Corp.*	1,629	83,943
Convergys Corp.	3,602	76,183
Cirrus Logic, Inc.*	1,224	74,284
j2 Global, Inc.	748	62,765
MaxLinear, Inc. — Class A*	2,105	59,045
Science Applications International Corp.	749	55,727
Synaptics, Inc.*	1,035	51,243
Take-Two Interactive Software, Inc.*	809	47,949
Entegris, Inc.*	2,000	46,800
Rambus, Inc.*	3,460	45,464
Syntel, Inc.	2,669	44,919
CSG Systems International, Inc.	1,136	42,952
Quality Systems, Inc.*	2,805	42,748
MAXIMUS, Inc.	662	41,176
Integrated Device Technology, Inc.*	1,677	39,695

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 20.7% (continued)
Technology - 3.4% (continued)
Lumentum Holdings, Inc.*	727	$38,785
Aspen Technology, Inc.*	644	37,944
Electronics for Imaging, Inc.*	729	35,597
Progress Software Corp.	1,224	35,557
Cavium, Inc.*	470	33,680
Unisys Corp.*	2,399	33,466
ExlService Holdings, Inc.*	675	31,968
Fair Isaac Corp.	235	30,303
Omnicell, Inc.*	684	27,805
MicroStrategy, Inc. — Class A*	140	26,292
Medidata Solutions, Inc.*	454	26,191
MTS Systems Corp.	439	24,167
Computer Programs & Systems, Inc.	849	23,772
Total Technology		1,220,420
Industrial - 3.2%
Belden, Inc.	1,219	84,342
Curtiss-Wright Corp.	619	56,490
Swift Transportation Co. — Class A*	2,725	55,971
Itron, Inc.*	845	51,292
Moog, Inc. — Class A*	720	48,492
EMCOR Group, Inc.	767	48,283
Hillenbrand, Inc.	1,330	47,681
Knight Transportation, Inc.	1,315	41,224
Woodward, Inc.	590	40,073
Methode Electronics, Inc.	874	39,854
Universal Forest Products, Inc.	402	39,613
Builders FirstSource, Inc.*	2,642	39,366
Littelfuse, Inc.	233	37,259
EnerSys	446	35,207
MasTec, Inc.*	844	33,802
Continental Building Products, Inc.*	1,335	32,708
Coherent, Inc.*	153	31,463
NCI Building Systems, Inc.*	1,674	28,709
Albany International Corp. — Class A	583	26,847
American Outdoor Brands Corp.*	1,338	26,506
Generac Holdings, Inc.*	708	26,394
Matson, Inc.	811	25,758
General Cable Corp.	1,423	25,543
Mueller Industries, Inc.	745	25,501
Fabrinet*	580	24,377
Forward Air Corp.	496	23,595
Hyster-Yale Materials Handling, Inc.	412	23,233
Gibraltar Industries, Inc.*	543	22,372
Hub Group, Inc. — Class A*	478	22,179
Watts Water Technologies, Inc. — Class A	345	21,511
Advanced Drainage Systems, Inc.	958	20,980
Worthington Industries, Inc.	465	20,967
Mueller Water Products, Inc. — Class A	1,675	19,799
Total Industrial		1,147,391
Consumer, Cyclical - 2.8%
Big Lots, Inc.	1,558	75,842
Tenneco, Inc.	1,060	66,165
Cooper-Standard Holdings, Inc.*	551	61,122
Bloomin' Brands, Inc.	2,701	53,291
Penn National Gaming, Inc.*	2,869	52,876
Tailored Brands, Inc.	3,092	46,194
Hawaiian Holdings, Inc.*	987	45,846
Herman Miller, Inc.	1,355	42,749
HNI Corp.	766	35,305
H&E Equipment Services, Inc.	1,432	35,113
Steelcase, Inc. — Class A	2,085	34,924
HSN, Inc.	915	33,947
Allegiant Travel Co. — Class A	208	33,332
Buffalo Wild Wings, Inc.*	215	32,841
UniFirst Corp.	209	29,563
Wolverine World Wide, Inc.	1,133	28,291
LCI Industries	241	24,052
Boyd Gaming Corp.	1,078	23,727
La Quinta Holdings, Inc.*	1,715	23,187
Children's Place, Inc.	192	23,050
Vista Outdoor, Inc.*	1,084	22,320
Churchill Downs, Inc.	140	22,239
La-Z-Boy, Inc.	819	22,113
Wabash National Corp.	1,066	22,056
Group 1 Automotive, Inc.	284	21,039
Asbury Automotive Group, Inc.*	350	21,035
Spirit Airlines, Inc.*	390	20,697
Finish Line, Inc. — Class A	1,434	20,406
American Axle & Manufacturing Holdings, Inc.*	764	14,348
Total Consumer, Cyclical		987,670
Communications - 2.1%
InterDigital, Inc.	893	77,067
Ciena Corp.*	2,945	69,531
General Communication, Inc. — Class A*	3,073	63,918
WebMD Health Corp. — Class A*	1,186	62,478
Cogent Communications Holdings, Inc.	1,290	55,535
Shenandoah Telecommunications Co.	1,899	53,267
ViaSat, Inc.*	784	50,035
Web.com Group, Inc.*	2,215	42,749
Extreme Networks, Inc.*	5,336	40,073
NETGEAR, Inc.*	806	39,937
Vonage Holdings Corp.*	6,317	39,924
LogMeIn, Inc.	405	39,488
CalAmp Corp.*	2,248	37,744
West Corp.	1,170	28,571
Endurance International Group Holdings, Inc.*	3,123	24,516
Gray Television, Inc.*	1,680	24,360
Total Communications		749,193
Financial - 0.9%
Blackhawk Network Holdings, Inc.*	2,509	101,866
WageWorks, Inc.*	584	42,223
Opus Bank	1,352	27,243
Washington Prime Group, Inc.	2,689	23,367
Potlatch Corp.	498	22,759

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 20.7% (continued)
Financial - 0.9% (continued)
Urstadt Biddle Properties, Inc. — Class A	1,090	$22,410
Chesapeake Lodging Trust	935	22,403
AMERISAFE, Inc.	339	22,001
HFF, Inc. — Class A	760	21,029
FelCor Lodging Trust, Inc.	2,800	21,028
Total Financial		326,329
Basic Materials - 0.4%
Chemours Co.	1,100	42,350
PolyOne Corp.	900	30,681
Univar, Inc.*	982	30,108
Clearwater Paper Corp.*	419	23,464
Aceto Corp.	1,476	23,336
Total Basic Materials		149,939
Diversified - 0.2%
HRG Group, Inc.*	3,261	63,003
*	–	–
Total Common Stocks
(Cost $6,963,632)		7,401,048

MUTUAL FUNDS† - 73.3%
Guggenheim Strategy Fund III[1]	361,060	9,030,099
Guggenheim Variable Insurance Strategy Fund III[1]	341,502	8,561,456
Guggenheim Strategy Fund II1	180,202	4,505,054
Guggenheim Strategy Fund I1	165,580	4,147,772
Total Mutual Funds
(Cost $26,123,857)		26,244,381
SHORT-TERM INVESTMENTS† - 4.0%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[2]	1,444,874	1,444,874
Total Short-Term Investments
(Cost $1,444,874)		1,444,874
Total Investments - 98.0%
(Cost $34,532,363)		$35,090,303
Other Assets & Liabilities, net - 2.0%		718,048
Total Net Assets - 100.0%		$35,808,351

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $553,520)	8	$4,324
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $515,490)	3	2,369
(Total Aggregate Value of Contracts $1,069,010)		$6,693

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap October 2017 Russell 2000 Growth Index Swap 0.95%[3], Terminating 10/05/17 (Notional Value $26,990,070)	32,883	$89,970

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$7,401,048	$—	$—	$—	$—	$7,401,048
Equity Futures Contracts	—	6,693	—	—	—	6,693
Equity Index Swap Agreements	—	—	—	89,970	—	89,970
Mutual Funds	26,244,381	—	—	—	—	26,244,381
Short Term Investments	1,444,874	—	—	—	—	1,444,874
Total	$35,090,303	$6,693	$—	$89,970	$—	$35,186,966

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 16.3%
Consumer, Non-cyclical - 6.0%
PepsiCo, Inc.	1,441	$161,190
Amgen, Inc.	870	142,741
AbbVie, Inc.	2,094	136,446
Gilead Sciences, Inc.	1,888	128,233
UnitedHealth Group, Inc.	759	124,483
Coca-Cola Co.	2,677	113,612
Johnson & Johnson	857	106,740
Biogen, Inc.*	376	102,806
Eli Lilly & Co.	1,201	101,016
Allergan plc	422	100,824
Kimberly-Clark Corp.	726	95,563
Express Scripts Holding Co.*	1,420	93,592
General Mills, Inc.	1,552	91,583
Kroger Co.	3,082	90,888
Sysco Corp.	1,704	88,472
Cardinal Health, Inc.	1,051	85,709
Pfizer, Inc.	2,346	80,257
Becton Dickinson and Co.	437	80,163
Kellogg Co.	1,103	80,089
McKesson Corp.	520	77,095
Baxter International, Inc.	1,408	73,019
HCA Holdings, Inc.*	729	64,874
Boston Scientific Corp.*	2,447	60,857
Danaher Corp.	593	50,719
Bristol-Myers Squibb Co.	919	49,975
Varian Medical Systems, Inc.*	242	22,053
Zimmer Biomet Holdings, Inc.	180	21,980
Laboratory Corp. of America Holdings*	149	21,377
Aetna, Inc.	162	20,663
Humana, Inc.	98	20,202
Altria Group, Inc.	280	19,998
Hologic, Inc.*	467	19,871
Total Consumer, Non-cyclical		2,527,090
Technology - 3.6%
Apple, Inc.	3,665	526,514
Microsoft Corp.	5,586	367,894
International Business Machines Corp.	789	137,396
Cognizant Technology Solutions Corp. — Class A*	1,580	94,042
Activision Blizzard, Inc.	1,799	89,698
Oracle Corp.	1,831	81,681
Fidelity National Information Services, Inc.	979	77,948
VMware, Inc. — Class A*	804	74,081
Fiserv, Inc.*	279	32,171
Broadcom Ltd.	130	28,465
QUALCOMM, Inc.	253	14,507
Total Technology		1,524,397
Communications - 3.1%
Alphabet, Inc. — Class C*	288	238,913
Comcast Corp. — Class A	4,314	162,163
Amazon.com, Inc.*	158	140,073
Verizon Communications, Inc.	2,723	132,746
Facebook, Inc. — Class A*	890	126,425
eBay, Inc.*	2,843	95,440
Netflix, Inc.*	599	88,538
T-Mobile US, Inc.*	1,272	82,158
CBS Corp. — Class B	969	67,210
DISH Network Corp. — Class A*	904	57,395
Walt Disney Co.	370	41,955
Omnicom Group, Inc.	338	29,139
Twenty-First Century Fox, Inc. — Class A	634	20,535
Total Communications		1,282,690
Industrial - 1.8%
Boeing Co.	772	136,536
FedEx Corp.	520	101,478
Lockheed Martin Corp.	359	96,068
Waste Management, Inc.	1,202	87,650
General Dynamics Corp.	437	81,806
Union Pacific Corp.	767	81,241
Deere & Co.	701	76,311
Emerson Electric Co.	1,274	76,262
Total Industrial		737,352
Consumer, Cyclical - 1.3%
CVS Health Corp.	1,530	120,104
Southwest Airlines Co.	1,751	94,134
Delta Air Lines, Inc.	1,931	88,749
Walgreens Boots Alliance, Inc.	940	78,067
Home Depot, Inc.	294	43,168
Target Corp.	691	38,136
Hilton Worldwide Holdings, Inc.	373	21,806
Lear Corp.	145	20,529
Dollar General Corp.	287	20,013
Total Consumer, Cyclical		524,706
Financial - 0.3%
Charles Schwab Corp.	1,216	49,625
Discover Financial Services	576	39,393
Visa, Inc. — Class A	401	35,637
Lincoln National Corp.	303	19,831
Total Financial		144,486
Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A	893	81,432
Praxair, Inc.	183	21,704
Total Basic Materials		103,136
Total Common Stocks
(Cost $6,163,299)		6,843,857

MUTUAL FUNDS† - 79.7%
Guggenheim Strategy Fund II1	430,850	10,771,256
Guggenheim Strategy Fund III[1]	410,998	10,279,055
Guggenheim Variable Insurance Strategy Fund III[1]	341,049	8,550,106
Guggenheim Strategy Fund I1	149,735	3,750,862
Total Mutual Funds
(Cost $33,194,733)		33,351,279

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 3.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[2]	1,370,997	$1,370,997
Total Short-Term Investments
(Cost $1,370,997)		1,370,997
Total Investments - 99.3%
(Cost $40,729,029)		$41,566,133
Other Assets & Liabilities, net - 0.7%		286,241
Total Net Assets - 100.0%		$41,852,374

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $434,920)	4	$687
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $825,300)	7	(2,218)
(Total Aggregate Value of Contracts $1,260,220)		$(1,531)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America October 2017 Russell 1000 Growth Index Swap 0.88%[3], Terminating 10/02/17 (Notional Value $33,474,948)	29,282	$(29,630)
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,843,857	$—	$—	$—	$—	$6,843,857
Equity Futures Contracts	—	687	—	—	—	687
Mutual Funds	33,351,279	—	—	—	—	33,351,279
Short-Term Investments	1,370,997	—	—	—	—	1,370,997
Total	$41,566,133	$687	$—	$—	$—	$41,566,820

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,218	$—	$—	$—	$2,218
Equity Index Swap Agreements	—	—	—	29,630	—	29,630
Total	$—	$2,218	$—	$29,630	$—	$31,848

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.7%
Consumer, Non-cyclical - 28.8%
Express Scripts Holding Co.*,1	3,038	$200,235
Tyson Foods, Inc. — Class A1	3,176	195,991
DaVita, Inc.*,1	2,439	165,779
General Mills, Inc.	2,708	159,798
Quest Diagnostics, Inc.[1]	1,589	156,024
Pfizer, Inc.	3,990	136,497
Kimberly-Clark Corp.	987	129,919
Dean Foods Co.	6,584	129,441
Johnson & Johnson	1,035	128,909
Laboratory Corp. of America Holdings*	855	122,667
Sysco Corp.[1]	2,361	122,583
AmerisourceBergen Corp. — Class A1	1,366	120,891
Deluxe Corp.[2]	1,646	118,792
Whole Foods Market, Inc.	3,871	115,046
Sanderson Farms, Inc.[2]	979	101,659
United Natural Foods, Inc.*	2,259	97,657
Ingredion, Inc.[2]	762	91,768
HCA Holdings, Inc.*,1	999	88,901
SpartanNash Co.	2,470	86,425
AbbVie, Inc.[1]	1,204	78,453
Universal Corp.	1,092	77,259
JM Smucker Co.[1]	586	76,813
ManpowerGroup, Inc.[2]	739	75,799
Darling Ingredients, Inc.*,2	5,047	73,282
Dr Pepper Snapple Group, Inc.[1]	727	71,188
Flowers Foods, Inc.	3,494	67,819
Total System Services, Inc.	1,192	63,725
United Therapeutics Corp.*,2	450	60,921
MEDNAX, Inc.*	801	55,573
Post Holdings, Inc.*	616	53,912
Robert Half International, Inc.[2]	1,052	51,369
Varian Medical Systems, Inc.*	544	49,575
United Rentals, Inc.*	396	49,520
Hill-Rom Holdings, Inc.	686	48,432
Magellan Health, Inc.*	700	48,335
Chemed Corp.[2]	263	48,047
HealthSouth Corp.	1,099	47,048
Cambrex Corp.*	791	43,545
Centene Corp.*	587	41,830
Boston Beer Company, Inc. — Class A*	271	39,200
Campbell Soup Co.	673	38,523
H&R Block, Inc.	1,637	38,060
Total Consumer, Non-cyclical		3,767,210
Industrial - 14.0%
Emerson Electric Co.	2,880	172,397
Boeing Co.	873	154,399
TE Connectivity Ltd.[1]	1,780	132,699
Timken Co.[2]	2,303	104,096
Huntington Ingalls Industries, Inc.[2]	505	101,121
Keysight Technologies, Inc.*	2,530	91,434
Arrow Electronics, Inc.*,2	1,141	83,761
Jacobs Engineering Group, Inc.	1,482	81,925
Fluor Corp.	1,364	71,774
Saia, Inc.*,2	1,594	70,614
Harris Corp.[1]	626	69,655
ITT, Inc.	1,667	68,379
Sanmina Corp.*,2	1,545	62,727
Crane Co.[2]	826	61,810
Barnes Group, Inc.[2]	1,181	60,633
Vishay Intertechnology, Inc.[2]	3,609	59,368
Methode Electronics, Inc.	1,279	58,322
Applied Industrial Technologies, Inc.[2]	888	54,923
ArcBest Corp.[2]	2,102	54,652
Trinity Industries, Inc.[2]	1,757	46,648
FLIR Systems, Inc.	1,202	43,609
Federal Signal Corp.[2]	2,964	40,933
Owens-Illinois, Inc.*	2,003	40,821
Werner Enterprises, Inc.[2]	1,490	39,038
Total Industrial		1,825,738
Consumer, Cyclical - 13.6%
CVS Health Corp.[1]	3,209	251,907
UniFirst Corp.[2]	963	136,216
Wal-Mart Stores, Inc.[1]	1,887	136,015
Walgreens Boots Alliance, Inc.[1]	1,583	131,468
Brinker International, Inc.	2,590	113,857
Alaska Air Group, Inc.[1]	1,147	105,777
Big Lots, Inc.	1,959	95,364
Southwest Airlines Co.	1,579	84,887
JetBlue Airways Corp.*	3,959	81,595
Hawaiian Holdings, Inc.*	1,558	72,369
Herman Miller, Inc.	2,260	71,303
Tailored Brands, Inc.	4,547	67,932
Dick's Sporting Goods, Inc.	1,392	67,735
Darden Restaurants, Inc.	709	59,322
Ralph Lauren Corp. — Class A	691	56,399
DineEquity, Inc.	953	51,862
Children's Place, Inc.	425	51,021
Cooper-Standard Holdings, Inc.*	436	48,365
Allegiant Travel Co. — Class A	287	45,992
American Airlines Group, Inc.[1]	1,082	45,769
Total Consumer, Cyclical		1,775,155
Utilities - 13.2%
FirstEnergy Corp.[2]	6,376	202,885
UGI Corp.	4,106	202,837
Exelon Corp.	4,997	179,792
Ameren Corp.[1]	3,164	172,723
Edison International[1]	1,664	132,471
Hawaiian Electric Industries, Inc.	3,890	129,576
WEC Energy Group, Inc.[1]	1,845	111,862
Xcel Energy, Inc.[1]	2,255	100,235
Eversource Energy	1,595	93,754
Southwest Gas Holdings, Inc.	1,064	88,216
American Electric Power Company, Inc.[1]	1,218	81,764
AES Corp.	5,933	66,331
National Fuel Gas Co.	1,047	62,422
Pinnacle West Capital Corp.	706	58,866
PG&E Corp.	601	39,882
Total Utilities		1,723,616
Technology - 12.0%
International Business Machines Corp.[1]	1,135	197,648

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Technology - 12.0% (continued)
CA, Inc.[1]	6,125	$194,286
Oracle Corp.[1]	3,799	169,473
Apple, Inc.[1]	903	129,725
Convergys Corp.[2]	5,912	125,038
HP, Inc.[1]	6,504	116,292
Xerox Corp.	11,867	87,104
NCR Corp.*	1,740	79,483
Cerner Corp.*	1,330	78,271
NetApp, Inc.[1]	1,659	69,429
KLA-Tencor Corp.	630	59,894
CACI International, Inc. — Class A*,2	465	54,545
Seagate Technology plc	1,121	51,488
Skyworks Solutions, Inc.[1]	468	45,855
VeriFone Systems, Inc.*	2,325	43,547
Sykes Enterprises, Inc.*	1,410	41,454
Icad, Inc.*,2	6,469	31,116
Total Technology		1,574,648
Financial - 10.9%
Aflac, Inc.[1]	2,090	151,357
Old Republic International Corp.[2]	5,417	110,939
Federated Investors, Inc. — Class B	4,044	106,519
Equity Residential	1,487	92,521
Interactive Brokers Group, Inc. — Class A	2,454	85,203
LaSalle Hotel Properties	2,738	79,266
Prudential Financial, Inc.[1]	717	76,489
Franklin Resources, Inc.[1]	1,813	76,400
Aspen Insurance Holdings Ltd.[2]	1,335	69,487
Hanover Insurance Group, Inc.[2]	713	64,213
American Financial Group, Inc.	610	58,206
Selective Insurance Group, Inc.	1,190	56,109
Host Hotels & Resorts, Inc.	2,834	52,882
Bank of New York Mellon Corp.	1,070	50,536
CNO Financial Group, Inc.[2]	2,438	49,979
State Street Corp.[1]	565	44,980
Citigroup, Inc.	704	42,113
Cullen/Frost Bankers, Inc.	469	41,727
Unum Group	849	39,810
Umpqua Holdings Corp.	2,186	38,780
Ameriprise Financial, Inc.[1]	299	38,774
Irish Bank Resolution Corporation Ltd.*,†††	16,638	–
Total Financial		1,426,290
Communications - 5.5%
Verizon Communications, Inc.[1]	3,744	182,520
VeriSign, Inc.*	1,419	123,609
Discovery Communications, Inc. — Class A*,2	4,074	118,513
Cogent Communications Holdings, Inc.	2,716	116,924
Juniper Networks, Inc.	3,519	97,934
News Corp. — Class A	3,210	41,730
eBay, Inc.*,1	1,224	41,090
Total Communications		722,320
Basic Materials - 0.7%
Domtar Corp.	1,404	51,274
AK Steel Holding Corp.*	4,880	35,087
Total Basic Materials		86,361
Total Common Stocks
(Cost $11,800,015)		12,901,338

SHORT-TERM INVESTMENTS† - 2.1%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 0.56%[3]	268,409	268,409
Total Short-Term Investments
(Cost $268,409)		268,409
Total Investments - 100.8%
(Cost $12,068,424)		$13,169,747

COMMON STOCKS SOLD SHORT† - (12.4)%
Consumer, Non-cyclical - (0.3)%
Cantel Medical Corp.	505	(40,451)
Industrial - (0.4)%
EnPro Industries, Inc.	693	(49,314)
Consumer, Cyclical - (1.2)%
Crocs, Inc.*	6,038	(42,689)
Papa John's International, Inc.	651	(52,106)
Pool Corp.	480	(57,278)
Total Consumer, Cyclical		(152,073)
Communications - (1.6)%
Amazon.com, Inc.*	232	(205,678)
Basic Materials - (2.3)%
NewMarket Corp.	107	(48,496)
Royal Gold, Inc.	1,740	(121,887)
Sensient Technologies Corp.	1,561	(123,724)
Total Basic Materials		(294,107)
Technology - (2.4)%
CommVault Systems, Inc.*	926	(47,041)
Cypress Semiconductor Corp.	4,434	(61,012)
Medidata Solutions, Inc.*	1,062	(61,267)
Ultimate Software Group, Inc.*	356	(69,495)
Silicon Laboratories, Inc.*	954	(70,167)
Total Technology		(308,982)
Financial - (4.2)%
American Assets Trust, Inc.	939	(39,288)
Life Storage, Inc.	483	(39,664)
Community Bank System, Inc.	888	(48,822)
Glacier Bancorp, Inc.	1,565	(53,101)
EastGroup Properties, Inc.	731	(53,750)
Morgan Stanley	1,527	(65,416)
Webster Financial Corp.	1,489	(74,510)
Federal Realty Investment Trust	650	(86,775)
Associated Banc-Corp.	3,661	(89,328)
Total Financial		(550,654)
Total Common Stocks Sold Short
(Proceeds $1,347,210)		(1,601,259)
Total Securities Sold Short- (12.4)%
(Proceeds $1,347,210)		$(1,601,259)
Other Assets & Liabilities, net - 11.6%		1,515,808
Total Net Assets - 100.0%		$13,084,296

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley February 2019 Alpha Opportunity Portfolio Short Custom Basket Swap 0.56%[5], Terminating 02/01/19 (Notional Value $11,564,773)	$(284,238)
Morgan Stanley February 2019 Alpha Opportunity Portfolio Long Custom Basket Swap 1.28%[4], Terminating 02/01/19 (Notional Value $5,664,890)	$36,970

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

CUSTOM BASKET OF LONG SECURITIES[4]
	Shares	Unrealized Gain (Loss)
Cisco Systems, Inc.	5,241	$17,295
CenterPoint Energy, Inc.	7,128	11,121
Cardinal Health, Inc.	1,746	10,825
PPL Corp.	4,695	9,857
Everest Re Group Ltd.	729	9,334
Best Buy Co., Inc.	1,846	8,533
Consolidated Edison, Inc.	1,591	6,778
Lam Research Corp.	643	6,699
Archer-Daniels-Midland Co.	3,300	6,686
Entergy Corp.	1,199	6,283
Teradyne, Inc.	2,425	6,038
Allstate Corp.	1,198	6,017
Principal Financial Group, Inc.	1,009	5,963
McKesson Corp.	662	5,820
Western Union Co.	9,850	5,710
Travelers Cos., Inc.	1,260	4,397
DST Systems, Inc.	586	4,272
Scripps Networks Interactive, Inc. — Class A	1,674	4,235
Conagra Brands, Inc.	2,890	4,046
Teradata Corp.*	2,714	2,978
Hologic, Inc.*	1,061	2,897
Cummins, Inc.	638	2,475
Amgen, Inc.	544	2,394
Merck & Company, Inc.	1,780	1,994
Public Service Enterprise Group, Inc.	1,960	1,694
Wabash National Corp.	3,434	1,683
Eastman Chemical Co.	511	1,541
Masco Corp.	3,906	1,014
UnitedHealth Group, Inc.	612	917
Hospitality Properties Trust	1,299	892
Omnicom Group, Inc.	469	749
Textron, Inc.	956	478
Corning, Inc.	4,665	449
Tier REIT, Inc.	2,359	417
Casey's General Stores, Inc.	617	351
Hilton Worldwide Holdings, Inc.	686	348
Biogen, Inc.*	162	227
Chesapeake Lodging Trust	1,676	10
Pitney Bowes, Inc.	3,165	(95)
Hartford Financial Services Group, Inc.	974	(360)
United Continental Holdings, Inc.*	1,217	(786)
Bed Bath & Beyond, Inc.	2,980	(1,290)
Cedar Realty Trust, Inc.	7,693	(1,921)
Ford Motor Co.	3,150	(2,142)
AECOM*	1,447	(2,330)
Carlisle Companies, Inc.	883	(2,932)
SYNNEX Corp.	513	(3,263)
Mallinckrodt plc*	818	(3,598)
Owens & Minor, Inc.	3,182	(3,641)
Delta Air Lines, Inc.	3,066	(3,916)
WellCare Health Plans, Inc.*	754	(5,723)
EMCOR Group, Inc.	1,115	(7,537)
Michael Kors Holdings Ltd.*	2,562	(8,340)
InterDigital, Inc.	1,236	(8,899)
Gilead Sciences, Inc.	2,026	(9,653)
Kroger Co.	3,880	(10,379)
Molina Healthcare, Inc.*	1,628	(15,690)
Telephone & Data Systems, Inc.	7,640	(19,485)
Target Corp.	2,439	(21,158)
Total Custom Basket of Long Securities		30,279

CUSTOM BASKET OF SHORT SECURITIES[5]
Compass Minerals International, Inc.	(1,517)	20,722
Lithia Motors, Inc. — Class A	(809)	13,423
Freeport-McMoRan, Inc.*	(3,612)	12,570
Allegheny Technologies, Inc.	(3,423)	12,528
Vulcan Materials Co.	(1,353)	10,608
New York Community Bancorp, Inc.	(9,820)	9,918
Martin Marietta Materials, Inc.	(668)	8,183
CarMax, Inc.*	(1,226)	7,288
People's United Financial, Inc.	(9,599)	6,128
First Horizon National Corp.	(3,770)	5,316
Balchem Corp.	(1,174)	4,952
Concho Resources, Inc.*	(477)	4,539
Eagle Materials, Inc.	(650)	4,375
Taubman Centers, Inc.	(1,034)	4,074
U.S. Bancorp	(1,699)	4,032
FactSet Research Systems, Inc.	(441)	4,018
Signature Bank*	(405)	3,698
Bottomline Technologies de, Inc.*	(1,627)	2,919
Trustmark Corp.	(1,832)	2,913
Packaging Corporation of America	(1,106)	2,801
Bank of the Ozarks, Inc.	(995)	2,786
MB Financial, Inc.	(1,514)	2,786
Goldman Sachs Group, Inc.	(378)	2,681
Mercury General Corp.	(943)	2,414
NVIDIA Corp.	(650)	2,413
Coty, Inc. — Class A	(2,791)	2,346
KeyCorp	(2,856)	2,321
Lexington Realty Trust	(3,981)	2,291
Citizens Financial Group, Inc.	(1,142)	2,215
Cheniere Energy, Inc.*	(891)	1,839
Iron Mountain, Inc.	(2,063)	1,801
Acadia Realty Trust	(1,324)	1,801
Valley National Bancorp	(5,445)	1,584
CME Group, Inc. — Class A	(673)	1,377
Fulton Financial Corp.	(3,236)	1,294
ABM Industries, Inc.	(2,061)	1,279
WD-40 Co.	(479)	1,091
Newell Brands, Inc.	(1,945)	961
Old National Bancorp	(2,650)	795
Provident Financial Services, Inc.	(1,506)	731
EI du Pont de Nemours & Co.	(1,889)	700
Lennox International, Inc.	(235)	689
MarketAxess Holdings, Inc.	(407)	654
Acuity Brands, Inc.	(193)	605
Quaker Chemical Corp.	(472)	345
Chevron Corp.	(369)	213
Choice Hotels International, Inc.	(634)	184
Uniti Group, Inc.	(1,568)	156
Digital Realty Trust, Inc.	(460)	74
American Campus Communities, Inc.	(1,822)	73
Ligand Pharmaceuticals, Inc. — Class B*	(374)	56

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[5] (continued)
Hershey Co.	(486)	$(16)
Carrizo Oil & Gas, Inc.*	(1,397)	(74)
Bemis Company, Inc.	(1,050)	(168)
Mattel, Inc.	(1,763)	(176)
Rockwell Automation, Inc.	(257)	(190)
Black Hills Corp.	(1,296)	(279)
Semtech Corp.*	(1,527)	(534)
PTC, Inc.*	(1,651)	(594)
Alexander & Baldwin, Inc.	(914)	(594)
Commerce Bancshares, Inc.	(1,149)	(609)
General Electric Co.	(4,918)	(669)
Washington Federal, Inc.	(1,876)	(750)
Gulfport Energy Corp.*	(2,394)	(784)
Avery Dennison Corp.	(495)	(807)
Alexandria Real Estate Equities, Inc.	(536)	(989)
Realty Income Corp.	(844)	(1,002)
Loews Corp.	(1,831)	(1,044)
Public Storage	(284)	(1,124)
BancorpSouth, Inc.	(1,759)	(1,143)
Ball Corp.	(2,666)	(1,366)
National Retail Properties, Inc.	(966)	(1,420)
Intercontinental Exchange, Inc.	(1,000)	(1,520)
Extra Space Storage, Inc.	(696)	(1,634)
AO Smith Corp.	(801)	(1,639)
Monolithic Power Systems, Inc.	(523)	(1,669)
Royal Caribbean Cruises Ltd.	(458)	(1,731)
Equifax, Inc.	(761)	(1,757)
MSCI, Inc. — Class A	(405)	(1,835)
Parsley Energy, Inc. — Class A*	(1,278)	(1,872)
Bio-Rad Laboratories, Inc. — Class A*	(195)	(1,893)
Netflix, Inc.*	(275)	(1,933)
UDR, Inc.	(1,462)	(2,206)
Education Realty Trust, Inc.	(1,524)	(2,286)
KBR, Inc.	(2,815)	(2,313)
Tyler Technologies, Inc.*	(284)	(2,340)
AptarGroup, Inc.	(768)	(2,342)
Newfield Exploration Co.*	(1,147)	(2,425)
Senior Housing Properties Trust	(4,689)	(2,476)
Weingarten Realty Investors	(3,994)	(2,504)
Global Payments, Inc.	(740)	(2,556)
PPG Industries, Inc.	(595)	(2,671)
Fastenal Co.	(1,812)	(2,673)
Douglas Emmett, Inc.	(3,418)	(2,696)
Deltic Timber Corp.	(1,011)	(2,902)
Four Corners Property Trust, Inc.	(1,994)	(2,971)
Essex Property Trust, Inc.	(304)	(2,982)
Trimble, Inc.*	(1,326)	(3,169)
salesforce.com, Inc.*	(1,438)	(3,233)
Xylem, Inc.	(2,051)	(3,305)
Scotts Miracle-Gro Co. — Class A	(1,364)	(3,342)
O'Reilly Automotive, Inc.*	(264)	(3,496)
Aqua America, Inc.	(1,430)	(3,618)
NiSource, Inc.	(2,078)	(3,761)
Ulta Beauty, Inc.*	(242)	(3,797)
CoreSite Realty Corp.	(886)	(3,854)
Duke Realty Corp.	(2,025)	(3,888)
S&P Global, Inc.	(383)	(4,030)
Facebook, Inc. — Class A*	(817)	(4,205)
Healthcare Realty Trust, Inc.	(1,597)	(4,312)
Roper Technologies, Inc.	(429)	(4,375)
NIKE, Inc. — Class B	(1,866)	(4,409)
Autodesk, Inc.*	(854)	(4,432)
Red Hat, Inc.*	(481)	(4,548)
Starbucks Corp.	(1,018)	(4,571)
RPM International, Inc.	(1,480)	(4,647)
Five Below, Inc.*	(1,466)	(4,721)
First Industrial Realty Trust, Inc.	(3,758)	(4,810)
United States Steel Corp.	(2,004)	(4,970)
Expedia, Inc.	(956)	(5,048)
Orbital ATK, Inc.	(474)	(5,053)
DCT Industrial Trust, Inc.	(1,350)	(5,171)
Fortinet, Inc.*	(1,444)	(5,303)
Domino's Pizza, Inc.	(504)	(5,483)
Atmos Energy Corp.	(1,588)	(5,732)
Allegion plc	(595)	(5,807)
MDC Holdings, Inc.	(2,404)	(5,842)
South Jersey Industries, Inc.	(1,873)	(5,862)
Symantec Corp.	(2,464)	(6,125)
Ecolab, Inc.	(1,345)	(6,133)
Toll Brothers, Inc.	(1,294)	(6,208)
New Jersey Resources Corp.	(2,520)	(6,300)
Take-Two Interactive Software, Inc.*	(1,294)	(6,354)
Healthcare Services Group, Inc.	(2,299)	(6,394)
Copart, Inc.*	(1,117)	(6,668)
Align Technology, Inc.*	(392)	(6,844)
Marriott Vacations Worldwide Corp.	(511)	(7,134)
Alliant Energy Corp.	(2,714)	(7,138)
Weyerhaeuser Co.	(3,379)	(7,191)
Financial Engines, Inc.	(1,348)	(7,414)
Dominion Resources, Inc.	(1,802)	(8,337)
Wynn Resorts Ltd.	(519)	(8,797)
Equinix, Inc.	(491)	(9,493)
Sempra Energy	(1,135)	(9,821)
Bob Evans Farms, Inc.	(1,087)	(10,196)
Vertex Pharmaceuticals, Inc.*	(460)	(10,670)
Priceline Group, Inc.*	(53)	(10,794)
Adobe Systems, Inc.*	(742)	(11,637)
American Tower Corp. — Class A	(888)	(12,810)
Crown Castle International Corp.	(2,094)	(14,150)
International Flavors & Fragrances, Inc.	(1,562)	(16,815)
FMC Corp.	(2,042)	(18,358)
Panera Bread Co. — Class A*	(427)	(22,716)
Total Custom Basket of Short Securities		(267,889)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity swap collateral at March 31, 2017.
[2]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[3]	Rate indicated is the 7 day yield as of March 31, 2017.
[4]	Total Return is based on the return of custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2017.
[5]	Total Return is based on the return of custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Common Stocks	$12,901,338	$—	$—	$—	**	$12,901,338
Equity Swap Agreements	—	—	36,970	—		36,970
Short-Term Investments	268,409	—	—	—		268,409
Total	$13,169,747	$—	$36,970	$—		$13,206,717

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Common Stocks	$1,601,259	$—	$—	$—		$1,601,259
Equity Swap Agreements	—	—	284,238	—		284,238
Total	$1,601,259	$—	$284,238	$—		$1,885,497

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.
**	Less than $1.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At March 31, 2017, the Trust consisted of fourteen funds.

This report covers the Series Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F(Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series N (Managed Asset Allocation Series),Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (MidCap Value Series), Series X (StylePlus—Small GrowthSeries), and Series Z (Alpha Opportunity Series) (the “Funds”), each a diversified investment company, with the exception of Series B (Large Cap Value Series) and Series Y (StylePlus—Large Growth Series), which are each a non-diversified investment company.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Deposit Receipt ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("mutual funds") are valued at their net asset value per share ("NAV") as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of custom portfolio equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Series E (Total Return Bond Series)	Duration, Hedge	173

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following tables represent the Funds’ use and activity of options written for the period ended March 31, 2017:

Written Call Options
Series E (Total Return Bond Series)
	Number of contracts	Premium amount
Balance at December 31, 2016	–	$–
Options Written	690	62,790
Options terminated in closing purchase transactions	–	–
Options expired	–	–
Options exercised	–	–
Balance at March 31, 2017	690	$62,790

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker. Securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$1,704,666	$–
Series D (World Equity Income Series)	Hedge	–	18,166,050
Series J (StylePlus—Mid Growth Series)	Index exposure	1,747,487	–
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	23,733,327	1,469,990
Series X (StylePlus—Small Growth Series)	Index exposure	903,205	–
Series Y (StylePlus—Large Growth Series)	Index exposure	978,602	–

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series E (Total Return Bond Series)	Duration, Hedge	-	$(1,587,500)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

			Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$181,088,301	$–
Series J (StylePlus—Mid Growth Series)	Index exposure	92,010,203	–
Series X (StylePlus—Small Growth Series)	Index exposure	25,963,945	–
Series Y (StylePlus—Large Growth Series)	Index exposure	31,815,164	–
Series Z (Alpha Opportunity Series)	Hedge, Leverage	6,838,511	10,942,444

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use, and volume of forward foreign currency exchange contracts on a quarterly basis:

			Average Settlement
Fund	Use	Purchased	Sold
Series P (High Yield Series)	Hedge	4,589,486	715,774

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

5. Restricted Securities

The securities below are considered illiquid and restricted under guidelines by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	$250,000	$287,446
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	320,339	324,854
	Copper River CLO Ltd. 2007-1A,
	due 01/20/21	05/09/14	702,000	84,355
	GMAC Commercial Mortgage Asset Corp 2007-HCKM
	6.11% due 08/10/52	10/07/16	1,125,121	988,623
	Northern Group Housing LLC
	6.8% due 08/15/53	07/25/13	600,000	720,318
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	432,412
	Turbine Engines Securitization Ltd. 2013-1A,
	5.13% due 12/13/48	11/27/13	650,509	650,281
	Woodbourne Capital Trust I
	0.01%	01/20/06	301,449	179,481
	Woodbourne Capital Trust II
	0.01%	01/20/06	301,449	179,481
	Woodbourne Capital Trust III
	0.01%	01/20/06	301,449	179,271
	Woodbourne Capital Trust IV
	0.01%	01/20/06	301,449	179,481
			5,253,765	4,206,003

Series P (High Yield Series)	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/12/15	111,437	19,979

6. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus - Large Cap Core Series)	$227,663,050	$4,817,869	$(1,087,265)	$3,730,604
Series B (Large Cap Value Series)	212,686,722	54,527,791	(4,359,258)	50,168,533
Series D (World Equity Income Series)	147,886,010	15,899,764	(3,614,323)	12,285,441
Series E (Total Return Bond Series)	126,434,837	2,185,347	(3,567,167)	(1,381,820)
Series F (Floating Rate Strategies Series)	57,360,382	264,897	(462,244)	(197,347)
Series J (StylePlus - Mid Cap Growth Series)	169,214,001	3,274,684	(1,039,076)	2,235,608
Series N (Managed Asset Allocation Series)	44,176,579	9,553,147	(263,731)	9,289,416
Series O (All Cap Value Series)	104,509,080	26,680,225	(2,595,976)	24,084,249
Series P (High Yield Series)	97,009,012	2,131,513	(4,425,632)	(2,294,119)
Series Q (Small Cap Value Series)	89,535,336	19,889,719	(3,794,376)	16,095,343
Series V (Mid Cap Value Series)	211,887,732	45,285,593	(8,037,895)	37,247,698
Series X (StylePlus - Small Growth Series)	34,550,658	868,855	(329,209)	539,646
Series Y (StylePlus - Large Growth Series)	40,762,728	995,486	(192,081)	803,405
Series Z (Alpha Opportunity Series)	12,132,876	1,316,028	(279,156)	1,036,872

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	May 26, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	May 26, 2017

*	Print the name and title of each signing officer under his or her signature.